WADDELL & REED
                    FUNDS, INC.
                       Total Return Fund
                       Growth Fund
                       Science and Technology Fund
                       International Growth Fund
                       Asset Strategy Fund
                       Limited-Term Bond Fund
                       High Income Fund
                       Municipal Bond Fund

                    SEMIANNUAL
                    REPORT
                    ----------------------------------------
                    For the six months ended September 30, 1998


This report is submitted for the general information of the shareholders of Waddell & Reed Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Funds, Inc. current prospectus.

PRESIDENT'S LETTER
SEPTEMBER 30, 1998

Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. From every area of Waddell & Reed, including your personal financial advisor, our goal has been to provide the best service possible to our shareholders.

While it is impossible to predict the future direction of the markets, there are some basic principles that we stand by that can help investors achieve their objectives:

 . Develop a financial plan that helps you pinpoint your financial objectives, and identify specific strategies for turning your dreams into reality. There is no better way to plan for your future.
 . Invest on a regular basis.  It can be one of the best ways to invest long term and provide a hedge against market volatility.
 . Adopt a long-term view to take advantage of compounding. The key to successful investing is time, not timing. The power of compounding is awesome and, on a long-term basis, can overwhelm any nuances of timing.
 . Review your financial plan regularly. Financial planning is an ongoing process that requires periodic review.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Our locally based financial advisors are ready to assist you with your total financial plan to help you plan for your retirement, to help you meet your education funding goals or to achieve other financial objectives.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office.

Respectfully,


Robert L. Hechler
President

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
TOTAL RETURN FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Current income while
securities convertible into             seeking capital
common stocks.                          growth.


Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that have a record
                                        of paying regular dividends on common
                                        stock and also have the potential for
                                        capital appreciation.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Total Return Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months ended September 30, 1998
(Restated to reflect the 100% stock
dividend effected June 26, 1998.)
----------------------------------------
NET ASSET VALUE ON
    9/30/98                     $11.61
    3/31/98                      12.24
                                ------
CHANGE PER SHARE                $(0.63)
                                ======

Past performance is not necessarily indicative of future results.



TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-98            2.61%     5.61%
5-year period ended 9-30-98           15.99%    15.99%
Period from 9-21-92*
  through 9-30-98                     15.90%    15.90%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, Total Return Fund had net assets totaling $445,299,024 invested in a diversified portfolio of:

   61.87% Common Stocks
   38.13% Cash and Cash Equivalents



As a shareholder of Total Return Fund, for every $100 you had invested on September 30, 1998, your Fund owned:

 $38.13  Cash and Cash Equivalents
  34.47  Manufacturing Stocks
   8.40  Finance, Insurance and Real Estate Stocks
   7.35  Wholesale and Retail Trade Stocks
   7.13  Transportation, Communication, Electric
           and Sanitary Services Stocks
   4.13  Services Stocks
   0.39  Mining Stocks

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 0.52%
 Gap, Inc. (The)  ........................    44,300 $  2,336,825

Building Materials and Garden Supplies - 0.62%
 Home Depot, Inc. (The)  .................    69,600    2,749,200

Chemicals and Allied Products - 12.68%
 Air Products and Chemicals, Inc.  .......    71,800    2,136,050
 Colgate-Palmolive Company  ..............    40,100    2,746,850
 du Pont (E.I.) de Nemours and Company  ..    79,000    4,433,875
 Gillette Company (The)  .................    82,050    3,138,412
 Lilly (Eli) and Company  ................    74,000    5,795,125
 Merck & Co., Inc.  ......................    20,400    2,643,075
 Monsanto Company  .......................   131,800    7,430,225
 Novartis, AG (A)  .......................     2,700    4,329,287
 PPG Industries, Inc.  ...................    34,500    1,882,406
 Pfizer Inc.  ............................    58,500    6,197,344
 Procter & Gamble Company (The)  .........    39,600    2,809,125
 Warner-Lambert Company  .................   171,300   12,933,150
   Total .................................             56,474,924

Communication - 3.75%
 AirTouch Communications*  ...............    56,000    3,192,000
 Clear Channel Communications, Inc.*  ....    50,800    2,413,000
 Cox Communications, Inc., Class A*  .....   104,100    5,686,462
 MCI WORLDCOM, Inc.*  ....................    64,000    3,130,000
 SBC Communications Inc.  ................    50,800    2,257,425
   Total .................................             16,678,887

Depository Institutions - 2.40%
 BankAmerica Corporation  ................    27,200    1,635,400
 Chase Manhattan Corporation (The)  ......    61,000    2,638,250
 Citicorp  ...............................    15,100    1,403,356
 Norwest Corporation  ....................    57,800    2,069,962
 U. S. Bancorp.  .........................    82,800    2,944,575
   Total .................................             10,691,543

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Electric, Gas and Sanitary Services - 1.93%
 Duke Energy Corp.  ......................    78,300 $  5,182,481
 Republic Services, Inc., Class A*  ......   175,500    3,422,250
   Total .................................              8,604,731

Electronic and Other Electric Equipment - 5.21%
 General Electric Company  ...............   103,100    8,202,894
 General Instrument Corporation*  ........   141,400    3,057,775
 Intel Corporation  ......................    75,600    6,485,063
 Maytag Corporation  .....................    64,700    3,089,425
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   128,700    2,368,884
   Total .................................             23,204,041

Food and Kindred Products - 1.70%
 Bestfoods  ..............................    86,200    4,175,313
 Coca-Cola Company (The)  ................    34,500    1,988,062
 Panamerican Beverages Inc., Class A  ....    78,400    1,396,500
   Total .................................              7,559,875

Food Stores - 2.57%
 Kroger Co. (The)*  ......................   110,400    5,520,000
 Safeway Inc.*  ..........................   128,000    5,936,000
   Total .................................             11,456,000

Furniture and Fixtures - 0.41%
 Lear Corporation*  ......................    41,500    1,815,625

General Merchandise Stores - 2.38%
 Dayton Hudson Corporation  ..............   103,000    3,682,250
 Wal-Mart Stores, Inc.  ..................   126,200    6,893,675
   Total .................................             10,575,925

Health Services - 0.98%
 Tenet Healthcare Corporation*  ..........   151,500    4,355,625

Industrial Machinery and Equipment - 3.70%
 Baker Hughes Incorporated  ..............    95,100    1,991,157
 Case Corporation  .......................    62,200    1,352,850
 Caterpillar Inc.  .......................    31,700    1,412,631
 Cisco Systems, Inc.*  ...................    88,800    5,491,725
 Deere & Company  ........................    61,000    1,845,250
 International Business Machines Corporation  34,200    4,377,600
   Total .................................             16,471,213

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 2.48%
 General Motors Corporation, Class H  ....    40,900 $  1,505,631
 Guidant Corporation  ....................    71,400    5,301,450
 Medtronic, Inc.  ........................    48,600    2,812,725
 Raytheon Company, Class A  ..............    27,599    1,429,973
   Total .................................             11,049,779

Insurance Carriers - 1.66%
 American International Group, Inc.  .....    58,800    4,527,600
 MGIC Investment Corporation  ............    77,400    2,854,125
   Total .................................              7,381,725

Miscellaneous Manufacturing Industries - 0.40%
 Tyco International Ltd.  ................    32,000    1,768,000

Miscellaneous Retail - 0.52%
 Costco Companies, Inc.*  ................    48,500    2,297,688

Motion Pictures - 0.92%
 Time Warner Incorporated  ...............    31,700    2,775,731
 Walt Disney Company (The)  ..............    52,200    1,321,313
   Total .................................              4,097,044

Nondepository Institutions - 4.34%
 Associates First Capital Corporation,
   Class A ...............................    47,521    3,100,745
 Fannie Mae  .............................   102,600    6,592,050
 Freddie Mac  ............................   159,200    7,870,450
 Household International, Inc.  ..........    47,400    1,777,500
   Total .................................             19,340,745

Oil and Gas Extraction - 0.39%
 Schlumberger Limited  ...................    34,800    1,750,875

Paper and Allied Products - 0.93%
 Champion International Corporation  .....    30,700      961,294
 International Paper Company  ............    35,400    1,650,525
 Willamette Industries, Inc.  ............    52,800    1,514,700
   Total .................................              4,126,519

Petroleum and Coal Products - 3.00%
 British Petroleum Company p.l.c.
   (The), ADR ............................    24,800    2,163,800
 Chevron Corporation  ....................    28,500    2,395,781
 Exxon Corporation  ......................    31,200    2,189,850
 Mobil Corporation  ......................    45,200    3,432,375
 Royal Dutch Petroleum Company  ..........    66,400    3,162,300
   Total .................................             13,344,106


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Prepackaged Software - 2.23%
 BMC Software, Inc.*  ....................    67,800 $  4,070,119
 Microsoft Corporation*  .................    53,200    5,856,987
   Total .................................              9,927,106

Primary Metal Industries - 0.57%
 Aluminum Company of America  ............    35,900    2,548,900

Railroad Transportation - 0.43%
 Burlington Northern Santa Fe Corporation     59,700    1,910,400

Rubber and Miscellaneous Plastics Products - 0.21%
 Goodyear Tire & Rubber Company (The)  ...    18,100      929,888

Transportation By Air - 1.02%
 AMR Corporation*  .......................    44,200    2,450,338
 Delta Air Lines, Inc.  ..................    21,700    2,110,325
   Total .................................              4,560,663

Transportation Equipment - 3.18%
 Chrysler Corporation  ...................    73,300    3,509,238
 Dana Corporation  .......................    42,000    1,567,125
 Ford Motor Company  .....................    63,800    2,994,612
 General Motors Corporation  .............    49,400    2,701,563
 Northrop Grumman Corporation  ...........    46,700    3,409,100
   Total .................................             14,181,638

Wholesale Trade - Durable Goods - 0.74%
 Lockheed Martin Corporation  ............    32,900    3,316,731

TOTAL COMMON STOCKS - 61.87%                         $275,506,221
 (Cost: $180,498,943)

                                           Principal
                                           Amount in
                                           Thousands


SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 1.66%
 Pfizer Inc.,
   5.5%, 10-20-98 ........................   $ 7,400 $  7,378,519

 Communication - 1.77%
 GTE Corporation,
   5.55%, 10-8-98 ........................     7,900    7,891,475

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services - 9.92%
 Carolina Power & Light Co.:
   5.5%, 10-23-98 ........................   $ 6,700 $  6,677,481
   5.46%, 11-9-98 ........................    17,700   17,595,304
 Houston Industries FinanceCo L.P. (Houston
   Industries Incorporated, guarantor),
   5.67%, 10-30-98 .......................    17,000   16,922,352
 PacifiCorp,
   5.52%, 10-16-98 .......................     3,000    2,993,100
   Total .................................             44,188,237

 Electronic and Other Electric Equipment - 6.20%
 Lucent Technologies Inc.,
   5.25%, 10-22-98 .......................     9,800    9,769,988
 Sony Capital Corp.,
   5.28%, 11-6-98 ........................    17,935   17,840,303
   Total .................................             27,610,291

 Fabricated Metal Products - 0.83%
 Danaher Corporation,
   5.3438%, Master Note ..................     3,711    3,711,000

 Food and Kindred Products - 3.79%
 Anheuser-Busch,
   5.5%, 10-19-98 ........................     9,200    9,174,700
 General Mills, Inc.,
   5.1988%, Master Note ..................     3,718    3,718,000
 Hercules Inc.,
   5.82%, 10-23-98 .......................     4,000    3,985,773
   Total .................................             16,878,473

 Insurance Carriers - 2.24%
 USAA Capital Corp.,
   5.5%, 10-28-98 ........................    10,000    9,958,750

 Nondepository Institutions - 1.41%
 General Motors Acceptance Corporation,
   5.48%, 10-14-98 .......................     6,300    6,287,533

 Paper and Allied Products - 2.24%
 Westvaco Corp.,
   5.26%, 11-4-98 ........................    10,000    9,950,322

 Textile Mill Products - 0.54%
 Sara Lee Corporation,
   5.1938%, Master Note ..................     2,416    2,416,000

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Transportation Equipment - 4.80%
 Dana Credit Corp.,
   5.7%, 10-14-98 ........................   $ 9,350 $  9,330,755
 Echlin Inc.:
   5.7%, 10-15-98 ........................     1,680    1,676,276
   5.72%, 10-15-98 .......................    10,380   10,356,910
   Total .................................             21,363,941

Total Commercial Paper - 35.40%                       157,634,541

Commercial Paper (backed by irrevocable bank
 letter of credit) - 2.22%
 Depository Institutions
 Western Financial Bank FSB (Federal Home
   Loan Bank of San Francisco),
   5.55%, 10-2-98 ........................     9,900    9,898,474

TOTAL SHORT-TERM SECURITIES - 37.62%                 $167,533,015
 (Cost: $167,533,015)

TOTAL INVESTMENT SECURITIES - 99.49%                 $443,039,236
 (Cost: $348,031,958)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.51%       2,259,788

NET ASSETS - 100.00%                                 $445,299,024


               See Notes to Schedules of Investments on page 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
GROWTH FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Capital appreciation.
securities convertible
into common stocks.

Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that offer above-
                                        average growth potential, including
                                        relatively new or unseasoned companies.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Growth Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1998
(Restated to reflect the 100% stock
dividend effected June 26, 1998.)
-------------------------------------------

NET ASSET VALUE ON
    9/30/98                     $13.12
    3/31/98                      14.29
                                ------
CHANGE PER SHARE                $(1.17)
                                ======

Past performance is not necessarily indicative of future results.



TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                ----------------------------
                                      With        Without
                                    CDSC**        CDSC***
                                    ------        -------
Period
------
1-year period ended 9-30-98           10.32%        13.32%
5-year period ended 9-30-98           16.34%        16.34%
Period from 9-21-92*
  through 9-30-98                     20.27%        20.27%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, Growth Fund had net assets totaling $305,349,740 invested in a diversified portfolio of:

   72.24%  Common Stocks
   27.76%  Cash and Cash Equivalents

As a shareholder of Growth Fund, for every $100 you had invested on September 30, 1998, your Fund owned:

 $39.44  Services Stocks
  27.76  Cash and Cash Equivalents
  12.97  Manufacturing Stocks
  11.09  Transportation, Communication, Electric
           and Sanitary Services Stocks
   7.42  Wholesale and Retail Trade Stocks
   1.32  Finance, Insurance and Real Estate Stocks

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1998
                                              Shares        Value


COMMON STOCKS
Automotive Dealers and Service Stations - 2.72%
 O'Reilly Automotive, Inc.*  .............   230,000 $  8,308,750

Business Services - 15.22%
 America Online, Inc.*  ..................   130,000   14,462,500
 CKS Group, Inc.*  .......................   200,000    3,500,000
 ENVOY Corporation*  .....................   250,000    5,406,250
 FactSet Research Systems, Inc.*  ........   150,000    4,753,125
 FORE Systems, Inc.*  ....................   200,000    3,325,000
 Getty Images, Inc.*  ....................   150,000    2,559,375
 Parametric Technology Corporation*  .....   200,000    2,018,750
 Primark Corporation*  ...................    25,000      762,500
 SCB Computer Technology, Inc.*  .........   225,000    1,715,625
 Shared Medical Systems Corporation  .....   100,000    5,318,750
 Xylan Corporation*  .....................   200,000    2,662,500
   Total .................................             46,484,375

Communication - 8.10%
 COLT Telecom Group plc, ADR*  ...........   240,000    8,100,000
 Intermedia Communications of
   Florida, Inc.* ........................   150,000    3,679,688
 Paging Network, Inc.*  ..................   600,000    3,665,625
 RCN Corporation*  .......................   300,000    3,918,750
 Western Wireless Corporation, Class A*  .   300,000    5,381,250
   Total .................................             24,745,313

Educational Services - 1.31%
 ITT Educational Services, Inc.*  ........   125,000    4,000,000

Electric, Gas and Sanitary Services - 1.84%
 Superior Services, Inc.*  ...............   200,000    5,618,750

Engineering and Management Services - 4.11%
 Incyte Pharmaceuticals, Inc.*  ..........   260,000    5,492,500
 MAXIMUS, Inc.*  .........................   150,000    4,575,000
 Transition Systems, Inc.*  ..............   300,000    2,493,750
   Total .................................             12,561,250

Food and Kindred Products - 2.52%
 American Italian Pasta Company,
   Class A* ..............................   151,000    3,963,750
 Tootsie Roll Industries, Inc.  ..........   106,090    3,739,672
   Total .................................              7,703,422

Furniture and Home Furnishings Stores - 1.38%
 Williams-Sonoma, Inc.*   ................   197,500    4,209,219

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1998

                                              Shares        Value
COMMON STOCKS (Continued)
Health Services - 3.66%
 American Healthcorp, Inc.*  .............   222,000 $  1,810,687
 Amsurg Corp., Class B  ..................   536,809    3,388,607
 Concentra Managed Care, Inc.*  ..........   347,600    2,726,487
 Quorum Health Group, Inc.*  .............   200,000    3,250,000
   Total .................................             11,175,781

Hotels and Other Lodging Places - 0.82%
 Vail Resorts, Inc.*  ....................   125,500    2,502,156

Industrial Machinery and Equipment - 0.65%
 Tractor Supply Company*  ................   100,000    1,978,125

Instruments and Related Products - 3.36%
 Lunar Corporation*  .....................   200,000    2,150,000
 Maxxim Medical, Inc.*  ..................   150,000    3,853,125
 STERIS Corporation*  ....................   150,000    4,242,188
   Total .................................             10,245,313

Miscellaneous Manufacturing Industries - 2.93%
 Blyth Industries, Inc.*  ................   200,000    5,487,500
 Tiffany & Co.  ..........................   110,000    3,451,250
   Total .................................              8,938,750

Miscellaneous Retail - 1.31%
 MSC Industrial Direct Co., Inc.*  .......   200,000    4,000,000

Paper and Allied Products - 0.71%
 IVEX Packaging Corporation*  ............   150,000    2,175,000

Personal Services - 1.63%
 Block (H&R), Inc.  ......................   120,000    4,965,000

Prepackaged Software - 12.69%
 BMC Software, Inc.*  ....................   150,000    9,004,688
 Cerner Corporation*  ....................   250,000    6,679,687
 Citrix Systems, Inc.*  ..................    65,000    4,623,125
 Dendrite International, Inc.*  ..........   300,000    7,125,000
 Intuit Inc.*  ...........................   175,000    8,137,500
 Learning Company, Inc. (The)*  ..........   160,000    3,170,000
   Total .................................             38,740,000

Railroad Transportation - 1.15%
 Kansas City Southern Industries, Inc.  ..   100,000    3,500,000

Real Estate - 1.32%
 Stewart Enterprises, Inc., Class A  .....   240,000    4,020,000


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Stone, Clay and Glass Products - 2.80%
 Department 56, Inc.*  ...................   150,000 $  4,050,000
 Gentex Corporation*  ....................   300,000    4,500,000
   Total .................................              8,550,000

Wholesale Trade - Durable Goods - 1.15%
 OmniCare, Inc.  .........................   100,000    3,525,000

Wholesale Trade - Nondurable Goods - 0.86%
 NCS Healthcare, Inc., Class A*  .........   150,000    2,634,375


TOTAL COMMON STOCKS - 72.24%                         $220,580,579
 (Cost: $175,442,787)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 1.64%
 du Pont (E.I.) de Nemours and Company,
   5.5%, 10-8-98 .........................    $5,000    4,994,653

 Communication - 0.65%
 Dominion Resources, Inc.,
   5.67%, 10-20-98 .......................     2,000    1,994,015

 Electric, Gas and Sanitary Services - 2.54%
 Northern Illinois Gas Company:
   5.5%, 10-9-98 .........................     2,000    1,997,555
   5.51%, 10-9-98 ........................     1,400    1,398,286
 Western Resources, Inc.,
   5.67%, 10-16-98 .......................     4,380    4,369,652
   Total .................................              7,765,493

 Engineering and Management Services - 2.94%
 Halliburton Co.,
   5.52%, 10-16-98 .......................     9,000    8,979,300

 Fabricated Metal Products - 0.15%
 Danaher Corporation,
   5.3438%, Master Note ..................       450      450,000

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Food and Kindred Products - 7.26%
 Anheuser-Busch,
   5.5%, 10-19-98 ........................   $ 1,400 $  1,396,150
 General Mills, Inc.,
   5.1988%, Master Note ..................     6,808    6,808,000
 Seagram (Joseph E.) & Sons Inc.,
   5.4%, 10-15-98 ........................    14,000   13,970,600
   Total .................................             22,174,750

 Food Stores - 3.60%
 Albertson's Inc.,
   5.52%, 10-2-98 ........................    11,000   10,998,313

 General Merchandise Stores - 0.46%
 May Department Stores Co.,
   5.5%, 10-26-98 ........................     1,400    1,394,653

 Nondepository Institutions - 1.79%
 Island Finance Puerto Rico Inc.,
   5.46%, 10-28-98 .......................     5,500    5,477,478

 Security and Commodity Brokers - 1.84%
 Merrill Lynch & Co., Inc.,
   5.52%, 10-14-98 .......................     5,640    5,628,758

 Textile Mill Products - 0.18%
 Sara Lee Corporation,
   5.1938%, Master Note ..................       539      539,000

 Transportation Equipment - 3.27%
 Echlin Inc.,
   5.7%, 10-19-98 ........................    10,000    9,971,500

Total Commercial Paper - 26.32%                        80,367,913

Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.69%
 Depository Institutions
 Western Financial Bank FSB (Federal Home
   Loan Bank of San Francisco),
   5.55%, 10-2-98 ........................     2,100    2,099,676

TOTAL SHORT-TERM SECURITIES - 27.01%                  $82,467,589
 (Cost: $82,467,589)

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1998

                                                            Value

TOTAL INVESTMENT SECURITIES - 99.25%                 $303,048,168
 (Cost: $257,910,376)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.75%       2,301,572

NET ASSETS - 100.00%                                 $305,349,740


               See Notes to Schedules of Investments on page 59.

SHAREHOLDER SUMMARY
------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related         OBJECTIVE:   Long-term capital growth.
  stocks

Generally at least 80%      STRATEGY:   Invests in common
  in science or technology              stocks of companies whose
  securities; may have more             products, processes or services
  than 20% in debt securities.          are expected to benefit from  scientific
                                        or technological discoveries or
                                        developments.

Cash Reserves                           The use of cash reserves (often invested
                                        in money market securities) for
                                        defensive purposes is a strategy that
                                        may be utilized by the Science and
                                        Technology Fund from time to time.  For
                                        more information about the Fund's cash
                                        reserves flexibility, please consult the
                                        Prospectus.

                             FOUNDED:   1997

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (DECEMBER)

PERFORMANCE SUMMARY -- Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1998
--------------------------------------
NET ASSET VALUE ON
    9/30/98                     $11.48
    3/31/98                      12.01
                                ------
CHANGE PER SHARE                $(0.53)
                                ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-98            7.60%    10.60%
Period from 7-31-97*
  through 9-30-98                     10.03%    12.55%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, Science and Technology Fund had net assets totaling $14,985,703 invested in a diversified portfolio of:

   65.05% Common Stocks
   34.95% Cash and Cash Equivalents


As a shareholder of Science and Technology Fund, for every $100 you had invested on September 30, 1998, your Fund owned:

 $34.95  Cash and Cash Equivalents
  34.91  Services Stocks
  15.92  Manufacturing Stocks
   9.91 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   4.31  Wholesale and Retail Trade Stocks

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
SEPTEMBER 30, 1998
                                              Shares        Value
COMMON STOCKS
Building Materials and Garden Supplies - 0.83%
 Fastenal Company  .......................     5,000   $  124,375

Business Services - 16.88%
 America Online, Inc.*  ..................     3,200      356,000
 At Home Corporation, Series A*  .........     5,000      239,219
 Fiserv, Inc.*  ..........................     6,000      276,563
 IDX Systems Corporation*  ...............     3,000      158,156
 Macromedia, Inc.*  ......................    10,000      162,188
 MemberWorks Incorporated*  ..............     8,600      132,762
 Parametric Technology Corporation*  .....    12,000      121,125
 Snyder Communications, Inc.*  ...........     3,000      100,500
 TMP Worldwide Inc.*  ....................     8,000      262,250
 Wind River Systems, Inc.*  ..............     7,000      331,625
 Yahoo! Inc.*  ...........................     3,000      388,406
   Total .................................              2,528,794

Communication - 9.91%
 broadcast.com inc.*  ....................     3,300      133,753
 Clear Channel Communications, Inc.*  ....     5,000      237,500
 COLT Telecom Group plc, ADR*  ...........     8,000      270,000
 Cox Communications, Inc., Class A*  .....     3,100      169,338
 Intermedia Communications of Florida,
  Inc.*  .................................    13,000      318,906
 MGC Communications, Inc.*  ..............     8,000       72,000
 MediaOne Group, Inc.*  ..................     5,000      222,188
 Paging Network, Inc.*  ..................    10,000       61,093
   Total .................................              1,484,778

Electronic and Other Electric Equipment - 6.97%
 Advanced Fibre Communications, Inc.*  ...    13,000       88,969
 Ascend Communications, Inc.*  ...........     6,000      273,187
 Broadcom Corporation, Class A*  .........     4,000      283,500
 Concord Communications, Inc.*  ..........     5,000      199,375
 Tellabs*  ...............................     5,000      199,219
   Total .................................              1,044,250

Engineering and Management Services - 4.97%
 Incyte Pharmaceuticals, Inc.*  ..........    12,000      253,500
 Paychex, Inc.  ..........................     7,000      360,063
 Quintiles Transnational Corp.*  .........     3,000      131,625
   Total .................................                745,188

Food and Kindred Products - 2.64%
 American Italian Pasta Company, Class A*     11,000      288,750
 J. M. Smucker Company (The), Class A  ...     5,000      107,500
   Total .................................                396,250

Furniture and Fixtures - 1.17%
 Lear Corporation*  ......................     4,000      175,000


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Health Services - 0.54%
 American Healthcorp, Inc.*  .............    10,000   $   81,563

Instruments and Related Products - 4.19%
 Bionx Implants, Inc.*  ..................    10,000      102,500
 STERIS Corporation*  ....................     7,000      197,969
 Uniphase Corporation*  ..................     8,000      327,500
   Total .................................                627,969

Prepackaged Software - 12.52%
 BMC Software, Inc.*  ....................     5,000      300,156
 Cerner Corporation*  ....................    15,000      400,781
 Citrix Systems, Inc.*  ..................     4,000      284,500
 HNC Software Inc.*  .....................     3,000      121,500
 i2 Technologies, Inc.*  .................     8,000      113,000
 Intuit Inc.*  ...........................     4,000      186,000
 Networks Associates, Inc.*  .............     4,000      142,125
 Transaction Systems Architects, Inc.,
   Class A*...............................     2,500       88,516
 Visio Corporation*  .....................    10,000      240,312
   Total .................................              1,876,890

Printing and Publishing - 0.95%
 IDG Books Worldwide, Inc., Class A*  ....    13,000      142,187

Wholesale Trade -- Durable Goods - 1.41%
 OmniCare, Inc.  .........................     6,000      211,500

Wholesale Trade -- Nondurable Goods - 2.07%
 Cardinal Health, Inc.  ..................     3,000      309,750

TOTAL COMMON STOCKS - 65.05%                           $9,748,494
 (Cost: $9,423,221)
                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 3.99%
 PHH Corp.,
   5.7%, 10-19-98 ........................      $600      598,290

 Chemicals and Allied Products - 3.33%
 du Pont (E.I.) de Nemours and Company,
   5.5%, 10-8-98 .........................       500      499,465

 Electric, Gas and Sanitary Services - 4.34%
 Allegheny Energy Inc.,
   5.58%, 10-6-98 ........................       650      649,496

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Engineering and Management Services - 4.59%
 Halliburton Co.,
   5.52%, 10-16-98 .......................    $  690  $   688,413

 Fabricated Metal Products - 4.61%
 Danaher Corporation,
   5.3438%, Master Note ..................       690      690,000

 Food and Kindred Products - 2.78%
 General Mills, Inc.,
   5.1988%, Master Note ..................       416      416,000

 Nondepository Institutions - 8.50%
 Island Finance Puerto Rico Inc.,
   5.46%, 10-28-98 .......................       700      697,134
 Textron Inc.,
   5.65%, 11-3-98 ........................       580      576,996
   Total .................................              1,274,130

 Textile Mill Products - 2.39%
 Sara Lee Corporation,
   5.1938%, Master Note ..................       358      358,000

TOTAL SHORT-TERM SECURITIES - 34.53%                  $ 5,173,794
 (Cost: $5,173,794)

TOTAL INVESTMENT SECURITIES - 99.58%                  $14,922,288
 (Cost: $14,597,015)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.42%          63,415

NET ASSETS - 100.00%                                  $14,985,703


               See Notes to Schedules of Investments on page 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
INTERNATIONAL GROWTH FUND

PORTFOLIO STRATEGY:
Normally at least 80% in    OBJECTIVE: Long-term appreciation
foreign securities.  Not               of capital with current
more than 75% in securities            income as a secondary
in any one country.                    consideration.

Maximum of 15% in currency   STRATEGY: Invests in securities
exchange contracts.                    (common or preferred stocks
                                        and/or debt securities) issued
Cash Reserves                           by companies or governments of any
                                        nation, including the United States.
                                        Securities are selected for their
                                        potential to provide long-term growth.
                                        The Fund provides an opportunity to
                                        invest in foreign companies in many
                                        different industries.  International
                                        Growth Fund (formerly Global Income
                                        Fund) changed its name and investment
                                        objective effective April 20, 1995.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the International Growth Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1998
-------------------------------------------

NET ASSET VALUE ON
    9/30/98                     $13.61
    3/31/98                      15.04
                                ------
CHANGE PER SHARE                $(1.43)
                                ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                 ---------------------------
                                      With         Without
                                    CDSC**         CDSC***
                                    ------         -------
Period
------
1-year period ended 9-30-98            4.58%          7.47%
5-year period ended 9-30-98           11.10%         11.10%
Period from 9-21-92*
  through 9-30-98                      9.11%          9.11%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, International Growth Fund had net assets totaling $75,630,917 invested in a diversified portfolio of:

   78.03% Common Stocks
   14.93% Cash and Cash Equivalents
    7.04% Preferred Stocks

As a shareholder of International Growth Fund, for every $100 you had invested on September 30, 1998, your Fund owned:

  $78.03  Common Stocks
   14.93  Cash and Cash Equivalents
    7.04  Preferred Stocks

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON STOCKS
Australia - 0.87%
 Cultus Petroleum N.L. (A)*  .............   200,000  $    64,001
 Reinsurance Australia Corporation
   Limited (A) ...........................   250,000      592,600
   Total .................................                656,601

Brazil - 0.18%
 CompanLia de Saneamento Desico do Estado
   De Sao Paulo (A)* ..................... 2,200,000      136,769

China - 0.22%
 Jinpan International Limited*  ..........    57,000      167,438

Denmark - 1.14%
 NeuroSearch A/S (A)*  ...................    11,500      860,168

Finland - 1.79%
 TT Tieto Oy, Class B (A)  ...............    42,000    1,354,705

France - 10.07%
 AXA-UAP (A)  ............................    10,000      915,238
 Accor S.A. (A)  .........................     2,400      503,113
 ALTRAN TECHNOLOGIES (A)  ................     5,100      927,173
 Etablissements Economiques du Casino
   Guichard-Parrachon SA  (A) ............     9,500      957,610
 Dassault Systemes S.A. (A)  .............    10,789      408,069
 Generale de Geophysique S.A. (A)*  ......     4,500      264,937
 Lagardere SCA (A)  ......................    17,500      499,233
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     1,875      411,790
 Suez Lyonnaise des Eaux (A)  ............    11,613    1,976,557
 VIVENDI (A)  ............................     3,775      751,619
   Total .................................              7,615,339

Germany - 8.44%
 Augusta Beteiligungs AG (A)*  ...........    12,600      735,629
 Bayer Group (A)  ........................    20,500      774,581
 K&M Mobel AG (A)  .......................    25,000      236,527
 Ludwig Beck am Rathauseck-Textilhaus
   Feldmeier AG, Ordinary Bearer
   Shares (A)* ...........................    25,000      366,766
 Mannesmann AG (A)  ......................    23,000    2,107,186
 Rhoen-Klinikum AG (A)  ..................    10,773      986,987
 Volkswagen AG (A)  ......................    16,300    1,176,138
   Total .................................              6,383,814


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Italy - 5.42%
 Credito Italiano S.p.A. (A)  ............   275,000  $ 1,144,593
 Olivetti S.p.A. (A)*  ...................   600,000    1,264,980
 Seat Pagine Gialle SpA (A)*  ............ 1,000,000      733,822
 Telecom Italia Mobile S.p.A., Risp (A)  .   200,000      955,239
   Total .................................              4,098,634

Japan - 0.71%
 Sony Corporation (A)  ...................     7,700      534,941

Mexico - 0.33%
 Grupo Financiero Banamex Accival,
   S.A. de C.V., B, CPO shares (A)* ......   280,000      247,423

Netherlands - 8.79%
 Benckiser N.V., Class B (A)  ............    21,200    1,058,086
 Cap Gemini N.V. (A)  ....................    15,000    1,010,672
 Content Beheer N.V. (A)  ................    28,000      585,749
 Fugro N.V. (A)  .........................    42,376    1,334,234
 Ordina N.V. (A)*  .......................    56,160    1,550,558
 Unique International NV (A)  ............    35,702    1,112,726
   Total .................................              6,652,025

Norway - 1.53%
 Blom ASA (A)  ...........................    60,000      198,810
 Merkantildata ASA (A)  ..................   125,000      955,166
   Total .................................              1,153,976

Portugal - 1.45%
 Ibersol SGPS SA (A)  ....................     5,000      440,310
 Portugal Telecom, S.A., ADS  ............    18,300      658,800
   Total .................................              1,099,110

Spain - 5.41%
 Abengoa SA (A)  .........................    45,000      869,772
 Fabrica Espanola de Productos Quimicos y
   Farmaceuticos, S.A. (A) ...............    40,000      611,182
 Tele Pizza, S.A. (A)*  ..................   217,080    1,452,091
 Telefonica de Espana, S.A. (A)  .........    31,727    1,157,202
   Total .................................              4,090,247

Sweden - 3.99%
 AB Volvo, B Shares (A)  .................    27,500      673,684
 Biacore International AB, ADR*  .........    15,000      111,563
 Biora AB (A)*  ..........................    40,000      408,293
 Ortivus AB, B Shares (A)*  ..............    62,500      590,112
 Skandia Group Insurance
   Company Ltd. (A) ......................    95,000    1,236,364
   Total .................................              3,020,016

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Switzerland - 7.23%
 Choco Lindt & Spru AG, Registered (A)  ..        20  $   476,913
 Julius Baer Holding AG (A)  .............       240      563,625
 Novartis, AG (A)  .......................     2,075    3,327,137
 Swisslog Holding AG, Registered
   Shares (A) ............................    11,750    1,103,765
   Total .................................              5,471,440

United Kingdom - 19.10%
 COLT Telecom Group plc, ADR*  ...........    76,800    2,592,000
 Computacenter plc (A)*  .................    72,000      609,552
 Corporate Services Group plc (A)  .......   225,000      698,063
 Energis plc (A)*  .......................   117,100    1,443,257
 Freepages Group plc (A)*  ............... 1,000,000      442,000
 General Electric Company plc (A)  .......   100,000      731,000
 JBA Holdings plc (A) ....................    44,000      209,440
 Kingfisher plc (A)  .....................    87,500      812,175
 Misys plc (A)  ..........................   209,740    1,850,536
 Orange plc (A)*  ........................    89,500      844,433
 PizzaExpress plc (A)  ...................    50,000      612,850
 Rentokil Initial plc (A)  ...............   164,000    1,012,044
 Select Appointments (Holdings) Public
   Limited Company (A) ...................    59,000      539,614
 Vodafone Group Plc (A)  .................   101,095    1,173,814
 Williams PLC (A)  .......................   150,000      878,475
   Total .................................             14,449,253

United States - 1.36%
 Cellular Communications
   International, Inc.* ..................     7,500      411,094
 ESG Re Limited  .........................    40,000      615,000
   Total .................................              1,026,094

TOTAL COMMON STOCKS - 78.03%                          $59,017,993
 (Cost: $50,876,329)

PREFERRED STOCKS
Germany - 5.34%
 GEA AG (A)  .............................    30,000      844,311
 Marschollek, Lautenschlager und
   Partner AG (A) ........................     2,500    1,257,485
 Moebel Walther AG (A)  ..................    30,000    1,158,683
 Porsche AG (A)  .........................       450      781,437
   Total .................................              4,041,916

Portugal - 1.70%
 Lusomundo-SGPS, S.A. (A)  ...............   100,000    1,283,023

TOTAL PREFERRED STOCKS - 7.04%                        $ 5,324,939
 (Cost: $3,781,275)
               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1998


                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES
Commercial Paper
 Engineering and Management Services - 1.58%
 Halliburton Co.,
   5.52%, 10-16-98 .......................    $1,200  $ 1,197,240

 Fabricated Metal Products - 8.52%
 Danaher Corporation,
   5.3438%, Master Note ..................     3,448    3,448,000
 Snap-On Inc.,
   5.51%, 10-15-98 .......................     3,000    2,993,572
   Total .................................              6,441,572

 Food and Kindred Products - 2.72%
 Anheuser-Busch,
   5.25%, 10-19-98 .......................     1,000      997,375
 ConAgra, Inc.,
   5.7%, 10-9-98 .........................     1,000      998,733
 General Mills, Inc.,
   5.1988%, Master Note ..................        60       60,000
   Total .................................              2,056,108

 Textile Mill Products - 1.53%
 Sara Lee Corporation,
   5.1938%, Master Note ..................     1,155    1,155,000

 Wholesale Trade -- Nondurable Goods - 1.89%
 McKesson Corp.,
   5.7%, 10-2-98 .........................     1,430    1,429,774

TOTAL SHORT-TERM SECURITIES - 16.24%                  $12,279,694
 (Cost: $12,279,694)

TOTAL INVESTMENT SECURITIES - 101.31%                 $76,622,626
 (Cost: $66,937,298)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.31%)      (991,709)

NET ASSETS - 100.00%                                  $75,630,917


               See Notes to Schedules of Investments on page 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
ASSET STRATEGY FUND

Stocks 70%                 OBJECTIVE:   To seek high total return
(can range from 0-100%)                 over the long term.

Bonds 25%
(can range from 0-100%)     STRATEGY:   Invests in stocks, bonds
                                        and short-term
Short-Term Instruments 5%               instruments, both in the
(can range from 0-100%)                 United States and abroad, which are
                                        allocated in a mix that varies based on
                                        the current outlook for the different
                                        markets.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Asset Strategy Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1995

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY (March, June, September and
                                        December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months ended September 30, 1998
-------------------------------------------
DIVIDENDS PAID                   $0.08
                                 =====

NET ASSET VALUE ON
    9/30/98                     $11.41
    3/31/98                      11.42
                                ------
CHANGE PER SHARE                $(0.01)
                                ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-98            4.46%     7.45%
Period from 4-20-95*
  through 9-30-98                      7.27%     7.51%

   *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, Asset Strategy Fund had net assets totaling $24,713,261 invested in a diversified portfolio of:

   55.15% United States Government Securities
   23.24% Common Stocks
   19.25% Cash and Cash Equivalents
    2.36% Corporate Debt Securities

As a shareholder of Asset Strategy Fund, for every $100 you had invested on September 30, 1998, your Fund owned:

  $55.15United States Government Securities
   23.24Common Stocks
   19.25Cash and Cash Equivalents
    2.36Corporate Debt Securities

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1998
                                              Shares        Value
COMMON STOCKS
Chemicals and Allied Products - 7.07%
 Lilly (Eli) and Company  ................     6,500    $   509,031
 Merck & Co., Inc.  ......................     2,000        259,125
 Monsanto Company  .......................     8,100        456,638
 Warner-Lambert Company  .................     6,900        520,950
   Total .................................                1,745,744

Communication - 3.12%
 Cox Communications, Inc., Class A*  .....     4,500        245,813
 MediaOne Group, Inc.*  ..................     4,800        213,300
 SBC Communications Inc.  ................     7,000        311,062
   Total .................................                  770,175

Electric, Gas and Sanitary Services - 3.17%
 Allied Waste Industries, Inc., New*  ....    17,100        400,247
 Duke Energy Corp.  ......................     5,800        383,887
   Total .................................                  784,134

General Merchandise Stores - 0.84%
 Wal-Mart Stores, Inc.  ..................     3,800        207,575

Health Services - 1.19%
 Quorum Health Group, Inc.*  .............     7,100        115,375
 Tenet Healthcare Corporation*  ..........     6,200        178,250
   Total .................................                  293,625

Instruments and Related Products - 0.98%
 Medtronic, Inc.  ........................     4,200        243,075

Metal Mining - 1.63%
 Barrick Gold Corporation  ...............     7,000        140,000
 Homestake Mining Company  ...............    10,500        127,313
 Newmont Mining Corporation  .............     5,600        135,800
   Total .................................                  403,113

Miscellaneous Retail - 0.88%
 Costco Companies, Inc.*  ................     4,600        217,925

Motion Pictures - 0.96%
 Time Warner Incorporated  ...............     2,700        236,419

Nondepository Institutions - 1.66%
 Fannie Mae  .............................     6,400        411,200

Prepackaged Software - 0.83%
 Cerner Corporation*  ....................     7,700        205,734

Real Estate - 0.91%
 ElderTrust  .............................    15,400        225,225

TOTAL COMMON STOCKS - 23.24%                            $ 5,743,944
 (Cost: $4,983,945)
               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Depository Institutions - 1.11%
 Corporacion Andina de Fomento,
   6.625%, 10-14-98 (B) ..................    $  275    $   273,625

Miscellaneous Manufacturing Industries - 1.25%
 Tyco International Ltd.,
   6.5%, 11-1-2001 .......................       300        311,043

TOTAL CORPORATE DEBT SECURITIES - 2.36%                 $   584,668
 (Cost: $572,526)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Banks:
   6.38%, 4-29-2003 ......................       300        300,327
   6.2%, 2-27-2004 .......................       300        300,267
   6.225%, 2-27-2004 .....................       300        301,407
   6.57%, 2-11-2005 ......................       300        301,734
   6.305%, 8-25-2005 .....................       500        502,345
   6.245%, 9-22-2005 .....................       300        301,548
   6.02%, 3-30-2006 ......................       300        300,843
   6.75%, 2-5-2008 .......................       300        301,593
   6.75%, 2-12-2008 ......................       300        301,686
 Federal Home Loan Mortgage Corporation,
   6.5%, 2-15-2023 .......................     2,800        408,744
 United States Treasury:
   7.125%, 2-29-2000 .....................        60         62,147
   5.625%, 12-31-2002 ....................     5,700      5,977,875
   7.5%, 2-15-2005 .......................        60         70,181
   6.125%,  8-15-2007 ....................     3,750      4,197,638

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 55.15%                                    $13,628,335
 (Cost: $13,307,357)

SHORT-TERM SECURITIES
Commercial Paper
 Engineering and Management Services - 4.28%
 Halliburton Co.,
   5.52%, 10-16-98 .......................     1,060      1,057,562

 Fabricated Metal Products - 0.58%
 Danaher Corporation,
   5.3438%, Master Note ..................       144        144,000

 Food and Kindred Products - 0.87%
 General Mills, Inc.,
   5.1988%, Master Note ..................       214        214,000

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 4.03%
 Island Finance Puerto Rico Inc.,
   5.46%, 10-28-98 .......................    $1,000    $   995,905

 Personal Services - 7.05%
 Block Financial Corp.,
   5.48%, 10-30-98 .......................     1,750      1,742,274

TOTAL SHORT-TERM SECURITIES - 16.81%                    $ 4,153,741
 (Cost: $4,153,741)

TOTAL INVESTMENT SECURITIES - 97.56%                    $24,110,688
 (Cost: $23,017,569)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.44%           602,573

NET ASSETS - 100.00%                                    $24,713,261

               See Notes to Schedules of Investments on page 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
LIMITED-TERM BOND FUND

PORTFOLIO STRATEGY:
                           OBJECTIVE:   High level of current income
Dollar-weighted average                 consistent with
maturity of portfolio is                preservation of capital.
between two and five years.

At least 65% investment-grade
bonds.
                            STRATEGY:   Invests primarily in debt securities of
                                        investment grade, including debt
                                        securities issued or guaranteed by the
                                        U.S. Government or its agencies or
                                        instrumentalities, with the portfolio
                                        having a dollar-weighted average
                                        maturity of not less than two years, but not more than five years.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1998
--------------------------------------------
DIVIDENDS PAID                   $0.22
                                 =====

NET ASSET VALUE ON
   9/30/98                      $10.29
   3/31/98                       10.14
                                ------
CHANGE PER SHARE                $ 0.15
                                ======

Past performance is not necessarily indicative of future results.



TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-98            3.44%     6.44%
5-year period ended 9-30-98            4.48%     4.48%
Period from 9-21-92*
  through 9-30-98                      4.69%     4.69%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, Limited-Term Bond Fund had net assets totaling $18,898,452 invested in a diversified portfolio of:

   96.28% Bonds
    3.72% Cash and Cash Equivalents



As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on September 30, 1998, your Fund owned:

  $57.96Corporate Bonds
   36.18U.S. Government Securities
    3.72Cash and Cash Equivalents
    2.14Municipal Bond

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Auto Repair, Services and Parking - 2.78%
 Hertz Corporation (The),
   7.375%, 6-15-2001 .....................     $ 500   $  524,720

Chemicals and Allied Products - 2.74%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................       500      517,215

Communication - 2.87%
 GTE Corporation,
   9.375%, 12-1-2000 .....................       500      542,550

Depository Institutions - 3.25%
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       558      614,129

Electric, Gas and Sanitary Services - 6.54%
 UtiliCorp United,
   6.875%, 10-1-2004 .....................       500      526,265
 WMX Technologies, Inc.:
   8.25%, 11-15-99 .......................       480      494,779
   7.0%, 5-15-2005 .......................       200      214,230
   Total .................................              1,235,274

Electronic and Other Electric Equipment - 2.81%
 Black & Decker Corp.,
   7.5%, 4-1-2003 ........................       500      531,370

Industrial Machinery and Equipment - 2.69%
 Tenneco Inc.,
   8.2%, 11-15-99 ........................       500      509,190

Instruments and Related Products - 4.33%
 Baxter International Inc.,
   8.125%, 11-15-2001 ....................       350      378,123
 Polaroid Corporation,
   8.0%, 3-15-99 .........................       435      439,568
   Total .................................                817,691

Insurance Carriers - 2.74%
 American General Finance Corporation,
   6.2%, 3-15-2003 .......................       500      518,105


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 8.20%
 Associates Corporation of North America,
   8.25%, 12-1-99 ........................     $ 500   $  517,685
 Avco Financial Services, Inc.,
   7.375%, 8-15-2001 .....................       500      527,880
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................       500      503,290
   Total .................................              1,548,855

Oil and Gas Extraction - 1.45%
 USX Corporation,
   9.8%, 7-1-2001 ........................       250      274,268

Personal Services - 2.69%
 Service Corporation International,
   6.375%, 10-1-2000......................       500      508,215

Petroleum and Coal Products - 2.77%
 Chevron Corporation Profit Sharing/Savings
   Plan Trust Fund,
   8.11%, 12-1-2004 ......................       478      524,307

Railroad Transportation - 2.81%
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       500      532,060

Security and Commodity Brokers - 2.74%
 Salomon Inc.,
   7.75%, 5-15-2000.......................       500      517,285

Textile Mill Products - 2.67%
 Fruit of the Loom, Inc.,
   7.875%, 10-15-99 ......................       500      505,105

Transportation Equipment - 1.62%
 AlliedSignal Inc.,
   6.75%, 8-15-2000 ......................       300      307,017

Wholesale Trade - Durable Goods - 2.26%
 Westinghouse Electric Corporation,
   8.875%, 6-1-2001 ......................       400      426,888

TOTAL CORPORATE DEBT SECURITIES - 57.96%              $10,954,244
 (Cost: $10,659,825)


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BOND - 2.14%
 Kansas
 Kansas Development Finance Authority,
   Health Facilities Revenue Bonds
   (Stormont-Vail HealthCare, Inc.),
   7.25%, 11-15-2002 .....................    $  375  $   404,531
 (Cost: $375,000)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.5%, 3-15-2003 .......................       503      503,622
   6.125%, 2-4-2005 ......................       500      501,560
   6.4%, 2-15-2018 .......................       250      251,405
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................       236      239,026
   7.95%, 3-7-2005 .......................       500      521,720
   6.21%, 8-15-2005 ......................       500      511,640
   7.5%, 11-15-2006 ......................       500      514,060
   8.0%, 2-1-2008 ........................       157      161,763
   6.5%, 12-1-2010 .......................       555      567,101
   6.0%, 1-1-2011 ........................       414      417,926
   6.5%, 2-1-2011 ........................       481      490,591
   7.0%, 5-1-2011 ........................       347      355,938
   7.0%, 7-1-2011 ........................       378      388,342
   7.0%, 9-1-2012 ........................       428      439,314
   7.0%, 9-25-2020 .......................        10        9,673
   7.0%, 4-1-2026 ........................       410      421,676
 Government National Mortgage Association:
   6.5%, 10-15-2008 ......................       183      187,577
   7.0%, 7-15-2010 .......................       344      354,213

TOTAL UNITED STATES GOVERNMENT SECURITIES - 36.18%    $ 6,837,147
 (Cost: $6,710,477)

TOTAL SHORT-TERM SECURITIES - 1.78%                   $   336,000
 (Cost: $336,000)

TOTAL INVESTMENT SECURITIES - 98.06%                  $18,531,922
 (Cost: $18,081,302)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.94%         366,530

NET ASSETS - 100.00%                                  $18,898,452


            See Notes to Schedules of Investments on pages    -   .

SHAREHOLDER SUMMARY
--------------------------------------------------------------
HIGH INCOME FUND

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, by investing
Fixed Income Securities.                primarily in a
                                        diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent with
                                        the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks.

                             FOUNDED:   1997

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class B Shares


           PER SHARE DATA
For the Six Months Ended September 30, 1998
-------------------------------------------
DIVIDENDS PAID                  $0.31
                               ======
NET ASSET VALUE ON
   9/30/98                     $ 9.73
   3/31/98                      10.79
                               ------
CHANGE PER SHARE               $(1.06)
                               ======

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-98           -0.81%     2.08%
Period from 7-31-97*
  through 9-30-98                      0.78%     3.27%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, High Income Fund had net assets totaling $19,170,081 invested in a diversified portfolio of:

 70.54%  Corporate Debt Securities
 23.90%  Cash and Cash Equivalents
  5.56%  Common Stocks and Warrants

As a shareholder of High Income Fund, for every $100 you had invested on September 30, 1998, your Fund owned:

 $25.24  Manufacturing Bonds
  23.90  Cash and Cash Equivalents
  21.75  Transportation, Communication, Electric
           and Sanitary Services Bonds
  10.82  Services Bonds
  10.19  Wholesale and Retail Trade Bonds
   5.56  Common Stocks and Warrants
   1.24  Contract Construction Bonds
   0.78  Agriculture, Forestry and Fisheries Bonds
   0.52  Finance, Insurance and Real Estate Bonds

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1998

                                            Shares          Value
COMMON STOCKS AND WARRANTS
Communication - 0.12%
 Concentric Network Corporation,
   Warrants (B)* .........................       250  $    22,500

Food and Kindred Products - 0.54%
 Keebler Foods Company*  .................     4,000      104,000

General Merchandise Stores - 1.01%
 Fred Meyer, Inc.*  ......................     5,000      194,375

Instruments and Related Products - 2.68%
 Maxxim Medical, Inc.*  ..................    20,000      513,750

Miscellaneous Retail - 1.20%
 Duane Reade Holding Corp.*  .............     3,900      147,956
 Finlay Enterprises, Inc.*  ..............    10,000       82,500
   Total .................................                230,456

Paper and Allied Products - 0.01%
 SF Holdings Group, Inc., Class C (B)*  ..       500        1,000

TOTAL COMMON STOCKS AND WARRANTS - 5.56%              $ 1,066,081
 (Cost: $1,136,958)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.78%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 ....................      $100         98,000
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................        49         52,001
   Total ...............................                  150,001

Amusement and Recreation Services - 2.45%
 Premier Parks Inc.,
   0.0%, 4-1-2008 (C) ..................       750        470,625

Apparel and Other Textile Products - 1.30%
 Pillowtex Corporation,
   9.0%, 12-15-2007 ....................       250        248,750

Auto Repair, Services and Parking - 1.26%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (B) ..............       250        241,250

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Building Materials and Garden Supplies - 2.41%
 Henry Company,
   10.0%, 4-15-2008 (B) ................      $250    $   240,312
 JTM Industries, Inc.,
   10.0%, 4-15-2008 (B) ................       220        221,650
   Total ...............................                  461,962

Business Services - 1.98%
 Lamar Advertising Company:
   9.625%, 12-1-2006 ...................        25         26,500
   8.625%, 9-15-2007 ...................       250        256,875
 Rental Service Corporation,
   9.0%, 5-15-2008 .....................       100         96,000
   Total ...............................                  379,375

Chemicals and Allied Products - 1.51%
 Aqua-Chem, Inc.,
   11.25%, 7-1-2008 (B) ................       250        241,250
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................        50         47,750
   Total ...............................                  289,000

Communication - 20.07%
 ACME Television, LLC,
   0.0%, 9-30-2004 (C) .................       100         77,500
 Concentric Network Corporation,
   12.75%, 12-15-2007 ..................       250        231,250
 Crown Castle International Corp.,
   0.0%, 11-15-2007 (C) ................       200        122,500
 Hyperion Telecommunications, Inc.,
   0.0%, 4-15-2003 (C) .................       250        172,500
 ICG Services, Inc.,
   0.0%, 5-1-2008 (C) ..................       100         46,000
 ITC /\ DeltaCom, Inc.,
   8.875%, 3-1-2008 ....................       100         98,000
 IXC Communications, Inc.,
   9.0%, 4-15-2008 .....................       250        247,500
 Intermedia Communications Inc.,
   8.5%, 1-15-2008 .....................       250        246,250
 Iridium LLC,
   13.0%, 7-15-2005 ....................       100         88,000
 Iridium LLC and Iridium Capital
   Corporation:
   10.875%, 7-15-2005 ..................       100         80,000
   11.25%, 7-15-2005 ...................       100         82,000
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (B)(C) ...............       250        163,750

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Marcus Cable Co.,
   0.0%, 12-15-2005 (C) ................      $250    $   232,500
 MetroNet Communications Corp.,
   0.0%, 6-15-2008 (B)(C) ..............       500        276,250
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (C) ..................       100         71,000
 Nextel Communications, Inc.:
   0.0%, 8-15-2004 (C) .................       500        480,000
   0.0%, 2-15-2008 (C) .................       100         59,000
 NEXTLINK Communications, Inc.,
   9.625%, 10-1-2007 ...................       100         97,750
 OnePoint Communications Corp., Units,
   14.5%, 6-1-2008 (B)(D) ..............       100         79,000
 Qwest Communications International Inc.,
   0.0%, 10-15-2007 (C) ................       250        192,500
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................        75         75,375
 Sinclair Broadcast Group Inc.,
   10.0%, 9-30-2005 ....................        25         26,125
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (C) .................       100         84,000
 Time Warner Telecom LLC and Time
   Warner Telecom Inc.,
   9.75%, 7-15-2008 ....................       250        251,250
 WinStar Communications, Inc.:
   0.0%, 10-15-2005 Convertible (B)(C) .       100         88,500
   10.0%, 3-15-2008 (B) ................       250        180,000
   Total ...............................                3,848,500

Eating and Drinking Places - 2.55%
 Foodmaker, Inc.,
   8.375%, 4-15-2008 ...................       250        242,500
 NE Restaurant Company, Inc.,
   10.75%, 7-15-2008 (B) ...............       250        245,625
   Total ...............................                  488,125

Electric, Gas and Sanitary Services - 1.42%
 Allied Waste North America, Inc.,
   10.25%, 12-1-2006 ...................       250        272,500

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electronic and Other Electric Equipment - 2.94%
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ....................      $ 50    $    50,500
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 ....................       250        209,375
 Omnipoint Corporation,
   11.625%, 8-15-2006 ..................       250        167,500
 WESCO International, Inc.,
   0.0%, 6-1-2008 (B)(C) ...............       250        136,875
   Total ...............................                  564,250

Fabricated Metal Products - 2.57%
 AXIA Incorporated,
   10.75%, 7-15-2008 (B) ...............       250        241,250
 Neenah Corporation,
   11.125%, 5-1-2007 ...................       250        250,938
   Total ...............................                  492,188

Food and Kindred Products - 0.26%
 Southern Foods Group, L.P.
   and SFG Capital Corporation,
   9.875%, 9-1-2007 ....................        50         50,375

Health Services - 1.66%
 Fountain View, Inc.,
   11.25%, 4-15-2008 (B) ...............       100         89,125
 Paragon Health Network, Inc.:
   0.0%, 11-1-2007 (C) .................       250        136,250
   9.5%, 11-1-2007 .....................       100         92,000
   Total ...............................                  317,375

Heavy Construction, Excluding Building - 1.24%
 Level 3 Communications, Inc.,
   9.125%, 5-1-2008 ....................       250        236,875

Industrial Machinery and Equipment - 1.71%
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 (B) ...............       250        237,500
 Walbro Corporation,
   9.875%, 7-15-2005 ...................       100         90,000
   Total ...............................                  327,500

Instruments and Related Products - 0.68%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ..................       125        130,000

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Miscellaneous Manufacturing Industries - 1.70%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-2006 (B) ...............      $250    $   236,563
 Amscan Holdings, Inc.,
   9.875%, 12-15-2007 ..................       100         90,125
   Total ...............................                  326,688

Miscellaneous Retail - 2.78%
 Big 5 Corp.,
   10.875%, 11-15-2007 .................       100         93,000
 MTS INCORPORATED,
   9.375%, 5-1-2005 (B) ................       250        222,500
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................       200        218,000
   Total ...............................                  533,500

Motion Pictures - 2.20%
 AMC Entertainment, Inc.,
   9.5%, 3-15-2009 .....................       100         93,500
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 ...................       250        227,500
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 (B) ..................       100        101,000
   Total ...............................                  422,000

Paper and Allied Products - 3.08%
 Buckeye Technologies Inc.,
   8.0%, 10-15-2010 ....................       250        238,750
 Republic Group Incorporated,
   9.5%, 7-15-2008 (B) .................       250        241,250
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (C) .................       250        111,250
   Total ...............................                  591,250

Petroleum and Coal Products - 0.52%
 Building Materials Corporation of America,
   0.0%, 7-1-2004 (C) ..................       100         99,000

Primary Metal Industries - 1.56%
 Weirton Steel Corporation:
   11.375%, 7-1-2004 ...................        50         45,000
   10.75%, 6-1-2005 ....................        25         21,875
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 ...................       250        232,500
   Total ...............................                  299,375

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Printing and Publishing - 1.84%
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 .................      $250    $   250,000
 TransWestern Publishing Company LLC,
   9.625%, 11-15-2007 ..................       100        102,750
   Total ...............................                  352,750

Real Estate - 0.52%
 Delco Remy International, Inc.,
   8.625%, 12-15-2007 ..................       100         99,000

Rubber and Miscellaneous Plastics Products - 1.64%
 Heafner (J.H.) Company, Inc. (The),
   10.0%, 5-15-2008 (B) ................       100         94,000
 Home Products International, Inc.,
   9.625%, 5-15-2008 ...................       250        221,250
   Total ...............................                  315,250

Social Services - 1.27%
 La Petite Academy, Inc. and LPA Holding Corp.,
   10.0%, 5-15-2008 ....................       250        243,125

Stone, Clay and Glass Products - 1.04%
 SIMCALA, Inc.,
   9.625%, 4-15-2006 ...................       250        200,000

Textile Mill Products - 2.35%
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 ....................       250        215,000
 Globe Manufacturing Corp.,
   10.0%, 8-1-2008 (B) .................       250        235,000
   Total ...............................                  450,000

Transportation Equipment - 0.54%
 Federal-Mogul Corporation,
   7.875%, 7-1-2010 ....................       100        102,721

Trucking and Warehousing - 0.26%
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................        50         49,500

Wholesale Trade - Durable Goods - 1.28%
 Sealy Mattress Company,
   9.875%, 12-15-2007 ..................       250        245,000


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
HIGH INCOME FUND
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Nondurable Goods - 1.17%
 Nebraska Book Company, Inc.,
   8.75%, 2-15-2008 ....................      $250    $   225,313

TOTAL CORPORATE DEBT SECURITIES - 70.54%              $13,523,123
 (Cost: $14,502,374)

SHORT-TERM SECURITIES
Commercial Paper
 Communication - 3.90%
 Dominion Resources, Inc.,
   5.67%, 10-20-98 .....................       750        747,756

 Electric, Gas and Sanitary Services - 6.77%
 Houston Industries FinanceCo L.P. (Houston
   Industries Incorporated, guarantor),
   5.68%, 10-15-98 .....................       500        498,895
 Public Service Co. of Colorado,
   5.68%, 10-19-98 .....................       800        797,728
   Total ...............................                1,296,623

 Fabricated Metal Products - 2.05%
 Danaher Corporation,
   5.3438%, Master Note ................       393        393,000

 Food and Kindred Products - 0.56%
 General Mills, Inc.,
   5.1988%, Master Note ................       108        108,000

 Food Stores - 4.17%
 Kroger Co. (The),
   6.15%, 10-1-98 ......................       800        800,000

 Textile Mill Products - 4.01%
 Sara Lee Corporation,
   5.1938%, Master Note ................       768        768,000

TOTAL SHORT-TERM SECURITIES - 21.46%                  $ 4,113,379
 (Cost: $4,113,379)

TOTAL INVESTMENT SECURITIES - 97.56%                  $18,702,583
 (Cost: $19,752,711)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.44%         467,498

NET ASSETS - 100.00%                                  $19,170,081


               See Notes to Schedules of Investments on page 59.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
MUNICIPAL BOND FUND

PORTFOLIO STRATEGY:
Minimum 80%                OBJECTIVE:   Income which is not subject
Municipal Bonds.                        to Federal income taxation.
                                        (Income may be subject to state
Maximum 5% non-investment               and local taxes, and a portion
grade debt securities.                  may be subject to Federal taxes,
                                        including alternative minimum
Less than 25% of its assets             tax.)
in securities of issuers
located in any single state.

                            STRATEGY:   Invests in municipal bonds (debt
                                        securities the interest on which is
                                        generally exempt from Federal income
                                        tax).

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Six Months Ended September 30, 1998
-------------------------------------------

DIVIDENDS PAID                   $0.21
                                 =====

NET ASSET VALUE ON
   9/30/98                       $11.71
   3/31/98                        11.45
                                 ------
CHANGE PER SHARE                  $0.26
                                 ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-98            5.49%     8.49%
5-year period ended 9-30-98            5.54%     5.54%
Period from 9-21-92*
  through 9-30-98                      7.01%     7.01%

   *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, Municipal Bond Fund had net assets totaling $40,092,342 invested in a diversified portfolio.



As a shareholder of Municipal Bond Fund, for every $100 you had invested on September 30, 1998, your Fund owned:

  $18.72 Hospital Revenue Bonds
   15.19 Industrial Revenue Bonds
   14.92 Lifecare/Nursing Centers Revenue Bonds
   10.57 Other Municipal Bonds
    9.99 Housing Revenue Bonds
    5.44 Special Tax Bonds
    4.61 Leasing/Certificates of Participation Bonds
    4.27 Transportation Revenue Bonds
    4.18 Education Revenue Bonds
    3.84 Public Power Revenue Bonds
    3.67 Cash and Cash Equivalents
    2.52 Resource Recovery Revenue Bonds
    2.08 Electric Utility Revenue Bonds

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALASKA - 2.62%
 City of Valdez, Alaska, Marine
   Terminal Revenue Refunding Bonds
   (BP Pipelines (Alaska) Inc. Project),
   Series 1993A,
   5.85%, 8-1-2025 .......................    $1,000  $ 1,048,750

ARIZONA - 0.71%
 City of Bullhead City, Arizona, Bullhead
   Parkway Improvement District,
   Improvement Bonds,
   6.1%, 1-1-2013 ........................       270      284,512

ARKANSAS - 1.10%
 Baxter County, Arkansas, Industrial Development
   Revenue Refunding Bonds (Aeroquip Corporation
   Project), Series 1993,
   5.8%, 10-1-2013 .......................       400      439,500

CALIFORNIA - 4.27%
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (C) ....................     2,000    1,710,000

COLORADO - 7.65%
 Boulder County, Colorado, Hospital Development
   Revenue Bonds (Longmont United Hospital
   Project), Series 1997,
   5.6%, 12-1-2027 .......................     1,000    1,031,250
 Colorado Health Facilities Authority, Hospital
   Revenue Bonds (Steamboat Springs Health Care
   Association Project), Series 1997,
   5.75%, 9-15-2022 ......................     1,000    1,025,000
 Denver Health and Hospital Authority, Healthcare
   Revenue Bonds, Series 1998A,
   5.375%, 12-1-2018 .....................     1,000    1,012,500
   Total .................................              3,068,750

               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
DISTRICT OF COLUMBIA - 1.62%
 District of Columbia, Redevelopment Land
   Agency (Washington, D.C.), Sports Arena
   Special Tax Revenue Bonds (Series 1996),
   5.625%, 11-1-2010 .....................    $  620  $   651,000

FLORIDA - 1.96%
 Housing Finance Authority of Palm Beach
   County, Florida, Multifamily Housing
   Revenue Bonds (Windsor Park Apartments
   Project), Series 1998A,
   5.9%, 6-1-2038 ........................       750      787,500

INDIANA - 1.04%
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana),
   First Mortgage Bonds, Series 1993A,
   5.5%, 1-15-2016 .......................       400      416,500

IOWA - 0.90%
 Scott County, Iowa, Refunding Certificates
   of Participation (County Golf Course
   Project, Series 1993),
   6.2%, 5-1-2013 ........................       340      359,125

KANSAS - 1.84%
 The Parks and Recreation Foundation of Johnson
   County (Johnson County, Kansas), Lease
   Revenue Bonds, Series 1998,
   5.25%, 9-1-2018 .......................       750      737,812

MARYLAND - 3.05%
 Montgomery County Revenue Authority
   (Maryland), Golf Course System Revenue
   Bonds, Series 1996A,
   6.125%, 10-1-2022 .....................       650      706,062
 Maryland Health and Higher Educational
   Facilities Authority, Project and
   Refunding Revenue Bonds, Doctors Community
   Hospital Issue, Series 1993,
   5.75%, 7-1-2013 .......................       500      516,875
   Total .................................              1,222,937


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS - 2.52%
 Massachusetts Industrial Finance Agency,
   Resource Recovery Revenue Refunding Bonds
   (Ogden Haverhill Project), Series 1998A,
   5.5%, 12-1-2013 .......................    $1,000  $ 1,010,000

MICHIGAN - 5.06%
 City of Flint Hospital Building Authority,
   Revenue Rental Bonds, Series 1998B (Hurley
   Medical Center),
   5.375%, 7-1-2018 ......................     1,000    1,015,000
 Michigan Strategic Fund, Limited Obligation
   Revenue Bonds (Porter Hills Presbyterian
   Village, Inc. Project), Series 1998,
   5.375%, 7-1-2028 ......................     1,000    1,015,000
   Total .................................              2,030,000

MISSOURI - 7.75%
 The Industrial Development Authority of the
   County of Taney, Missouri, Hospital Revenue
   Bonds (The Skaggs Community Hospital
   Association), Series 1998,
   5.3%, 5-15-2018 .......................     1,860    1,883,250
 Health and Educational Facilities Authority
   of the State of Missouri, Educational Facilities
   Revenue Bonds (Southwest Baptist University
   Project), Series 1998,
   5.375%, 10-1-2023 .....................       700      718,375
 City of Fenton, Missouri, Public Facilities
   Authority, Leasehold Revenue Bonds,
   Series 1997 (City of Fenton, Missouri, Lessee),
   5.25%, 1-1-2018 .......................       500      505,625
   Total .................................              3,107,250

NEBRASKA - 3.90%
 Hospital Revenue and Refunding Bonds (Faith
   Regional Health Services Project), Series
   1998, Issued by Hospital Authority No. 1
   of Madison County, Nebraska,
   5.35%, 7-1-2018 .......................     1,000    1,020,000
 Nebraska Higher Education Loan Program, Inc.,
   Senior Subordinate Bonds, 1993-2
   Series A-5A,
   6.2%, 6-1-2013 ........................       500      542,500
   Total .................................              1,562,500


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEVADA - 6.42%
 Clark County, Nevada, Industrial Development
   Refunding Revenue Bonds (Nevada Power
   Company Project), Series 1995B,
   5.9%, 10-1-2030 .......................    $1,500  $ 1,541,250
 West Wendover Recreation District, Elko
   County, Nevada, General Obligation
   (Limited Tax), Recreational Facilities
   and Refunding Bonds, Series 1996,
   6.25%, 12-1-2021 ......................       950    1,031,938
   Total .................................              2,573,188

NEW JERSEY - 4.12%
 New Jersey Economic Development Authority,
   Economic Development Refunding Bonds (Preston
   Trucking Company, Inc. - 1996 Project),
   6.5%, 9-1-2014 ........................     1,500    1,653,750

NEW MEXICO - 5.44%
 City of Albuquerque, New Mexico, Gross
   Receipts/Lodgers' Tax Refunding and
   Improvement Revenue Bonds, Series 1991B,
   0.0%, 7-1-2013 ........................     4,500    2,182,500

OHIO - 2.30%
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................       750      921,563

OKLAHOMA - 4.77%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program),
   1996 Series A,
   7.05%, 9-1-2026 .......................     1,000    1,126,250
 Tulsa Public Facilities Authority (Oklahoma):
   Recreational Facilities Revenue Bonds,
   Series 1985,
   6.2%, 11-1-2012 .......................       500      540,000
   Assembly Center Lease Payment Revenue
   Bonds, Refunding Series 1985,
   6.6%, 7-1-2014 ........................       200      245,250
   Total .................................              1,911,500


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA - 4.60%
 Montgomery County Industrial Development
   Authority, Retirement Community Revenue Bonds
   (Adult Communities Total Services, Inc.
   Obligated Group), Series 1996B,
   5.625%, 11-15-2012 ....................    $1,750  $ 1,844,063

TENNESSEE - 7.85%
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee, Multi-Modal
   Interchangeable Rate Health Facility Revenue
   Bonds (Richland Place, Inc. Project),
   Series 1993,
   5.5%, 5-1-2023 ........................     1,990    2,091,987
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................     1,000    1,056,250
   Total .................................              3,148,237

TEXAS - 4.66%
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds, Series D (AMT) TEAMS Structure,
   5.7%, 9-1-2029 ........................     1,000    1,036,250
 Sabine River Authority of Texas,
   Collateralized Pollution Control
   Revenue Refunding Bonds (Texas
   Utilities Electric Company Project),
   Series 1993B,
   5.85%, 5-1-2022 .......................       800      833,000
   Total .................................              1,869,250

UTAH - 5.05%
 Tooele County, Utah, Hazardous Waste Treatment
   Revenue Bonds (Union Pacific Corporation/
   USPCI, Inc. Project), Series A,
   5.7%, 11-1-2026 .......................     2,000    2,025,000

VIRGIN ISLANDS - 2.56%
 Virgin Islands Public Finance Authority
   Revenue and Refunding Bonds (Virgin
   Islands Matching Fund Loan Notes),
   Series 1998 A (Senior Lien/Refunding),
   5.5%, 10-1-2018 .......................     1,000    1,025,000


               See Notes to Schedules of Investments on page 59.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON - 2.57%
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue Bonds,
   1995 (GNMA Collateralized Mortgage Loan -
   Kin On Project),
   7.4%, 11-20-2036 ......................   $   875  $ 1,029,219

TOTAL MUNICIPAL BONDS - 96.33%                        $38,619,406
 (Cost: $36,039,409)

TOTAL SHORT-TERM SECURITIES - 3.01%                   $ 1,208,000
 (Cost: $1,208,000)

TOTAL INVESTMENT SECURITIES - 99.34%                  $39,827,406
 (Cost: $37,247,409)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.66%         264,936

NET ASSETS - 100.00%                                  $40,092,342


               See Notes to Schedules of Investments on page 59.

WADDELL & REED FUNDS, INC.
SEPTEMBER 30, 1998


Notes to Schedules of Investments

* No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $273,625 and $3,836,150 for Asset Strategy
     Fund and High Income Fund, respectively or 1.11% and     20.01%,
     respectively, of net assets.

(C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(D) Each Unit of OnePoint Communications Corp. consists of $1,000 principal amount of 14.5% senior notes due 2008 and one warrant to purchase 0.635 shares of common stock, $0.01 par value of the company.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(In Thousands Except for Per Share and Share Amounts)
                                     Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
Assets                                      ------------   -----------     -----
------
 Investment securities--at
   value (Notes 1 and 4)..        $443,039      $303,048       $14,922
 Cash  ...................               6             2             2
 Receivables:
   Fund shares sold ......             796           542            99
   Investment securities sold                      5,052         3,095     ---
   Dividends and interest.             249            82             8
 Prepaid insurance premium                             3             3     ---
                                  --------      --------       -------
    Total assets  ........         449,145       306,772        15,031
Liabilities                       --------      --------       -------
 Payable to Fund shareholders                      1,735           901     33
 Payable for investment
   securities purchased ..           1,922           374           ---
 Accrued service fee -
   Class B (Note 3).......              98            64             3
 Accrued transfer agency and
   dividend disbursing (Note 3)         60            58             6
 Accrued distribution
   fee - Class B (Note 3).               9             6           ---
 Dividends payable  ......             ---           ---           ---
 Accrued accounting
   services fee (Note 3)..               5             4             1
 Accrued management fee (Note 3)         9             7           ---
 Other  ..................               8             8             2
                                  --------      --------       -------
    Total liabilities  ...           3,846         1,422            45
                                  --------      --------       -------
      Total net assets ...        $445,299      $305,350       $14,986
Net Assets                        ========      ========       =======
 $0.01 par value capital stock
   Capital stock .........        $    384      $    233       $    13
   Additional paid-in capital      282,572       203,471        14,732
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income (loss)           518        (1,532)          (98)
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......          66,817        58,040            14
   Net unrealized appreciation
    (depreciation) of
    investments  .........          95,008        45,138           325
                                  --------      --------       -------
    Net assets applicable to
      outstanding units
      of capital .........        $445,299      $305,350       $14,986
                                  ========      ========       =======
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $11.61        $13.12        $11.48
 Class Y Shares  .........          $11.86        $13.41        $11.51
Capital shares outstanding:
 Class B Shares  .........      38,258,088    23,221,625     1,305,537
 Class Y Shares  .........          92,025        53,262           199
 Capital shares authorized     500,000,000   500,000,000   500,000,000
                      See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(In Thousands Except for Per Share and Share Amounts)
                             International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
Assets                                      ------------   -----------     -----
------
 Investment securities--at
   value (Notes 1 and 4)..         $76,623       $24,111       $18,532
 Cash  ...................              29             1             2
 Receivables:
   Fund shares sold ......             219           169           112
   Investment securities sold                        255           300     ---
   Dividends and interest.             201           174           310
 Prepaid insurance premium                             1           ---     ---
                                   -------       -------       -------
    Total assets  ........          77,328        24,755        18,956
Liabilities                        -------       -------       -------
 Payable to Fund shareholders                        264            26     39
 Payable for investment
   securities purchased ..           1,365           ---           ---
 Accrued service fee -
   Class B (Note 3).......              14             5             3
 Accrued transfer agency and
   dividend disbursing (Note 3)         22             5             4
 Accrued distribution
   fee - Class B (Note 3).               2             1           ---
 Dividends payable  ......             ---           ---             9
 Accrued accounting
   services fee (Note 3)..               3             1             1
 Accrued management fee (Note 3)         2             1           ---
 Other  ..................              25             3             2
                                   -------       -------       -------
    Total liabilities  ...           1,697            42            58
                                   -------       -------       -------
      Total net assets ...         $75,631       $24,713       $18,898
Net Assets                         =======       =======       =======
 $0.01 par value capital stock
   Capital stock .........         $    56       $    22       $    18
   Additional paid-in capital                     60,551        22,995
 18,579
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income (loss)                       (242)            23     ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......           5,574           580          (150)
   Net unrealized appreciation
    (depreciation) of
    investments  .........           9,692         1,093           451
                                   -------       -------       -------
    Net assets applicable to
      outstanding units
      of capital .........         $75,631       $24,713       $18,898
                                   =======       =======       =======
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $13.61        $11.41        $10.29
 Class Y Shares  .........          $13.95        $11.42        $10.29
Capital shares outstanding:
 Class B Shares  .........       5,523,577     2,141,292     1,814,108
 Class Y Shares  .........          32,848        23,694        21,953
Capital shares authorized      500,000,000   500,000,000   500,000,000

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(In Thousands Except for Per Share and Share Amounts)
                                      High     Municipal
                                    Income          Bond
                                      Fund          Fund
Assets                        ------------   -----------
 Investment securities--at
   value (Notes 1 and 4)..         $18,703       $39,827
 Cash  ...................               1             3
 Receivables:
   Fund shares sold ......             171           188
   Investment securities sold           41           ---
   Dividends and interest.             320           546
 Prepaid insurance premium             ---             1
                                   -------       -------
    Total assets  ........          19,236        40,565
Liabilities                        -------       -------
 Payable to Fund shareholders           43           432
 Payable for investment
   securities purchased ..             ---           ---
 Accrued service fee -
   Class B (Note 3).......               4             8
 Accrued transfer agency and
   dividend disbursing (Note 3)          3             5
 Accrued distribution
   fee - Class B (Note 3).             ---             1
 Dividends payable  ......              14            21
 Accrued accounting
   services fee (Note 3)..               1             2
 Accrued management fee (Note 3)       ---             1
 Other  ..................               1             3
                                   -------       -------
    Total liabilities  ...              66           473
                                   -------       -------
      Total net assets ...         $19,l70       $40,092
Net Assets                         =======       =======

 $0.01 par value capital stock
   Capital stock .........         $    20       $    34
   Additional paid-in capital       20,390        36,449
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income (loss)           ---           ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......            (190)        1,029
   Net unrealized appreciation
    (depreciation) of
    investments  .........          (1,050)        2,580
                                   -------       -------
    Net assets applicable to
      outstanding units
      of capital .........         $19,170       $40,092
                                   =======       =======
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........           $9.73        $11.71
 Class Y Shares  .........            $---          $---
Capital shares outstanding:
 Class B Shares  .........       1,969,397     3,424,740
 Class Y Shares  .........             ---           ---
Capital shares authorized      500,000,000   500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1998
(In Thousands)                       Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
Investment Income (Loss)      ------------   -----------   -----------
 Income (Note 1B):
   Interest and amortization     $   3,111     $   1,812         $  76
   Dividends .............           1,988           142             3
                                 ---------     ---------         -----
    Total income  ........           5,099         1,954            79
                                 ---------     ---------         -----
 Expenses (Notes 2 and 3):
   Distribution fees - Class B       1,775         1,244            43
   Investment management fee         1,681         1,344            40
   Service fee - Class B..             604           421            14
   Transfer agency and dividend
    disbursing - Class B               353           339            33
   Registration fees .....              42            36            21
   Accounting services fee              30            26             3
   Custodian fees ........              17            10             2
   Audit fees ............              10             9             4
   Legal fees ............               4             3           ---
   Amortization of prepaid
    registration fees  ...             ---           ---            10
   Shareholder servicing fee -
    Class Y  .............               1             1           ---
   Distribution fees - Class Y           1             1           ---
   Other .................              63            52             7
                                 ---------     ---------         -----
    Total expenses  ......           4,581         3,486           177
                                 ---------     ---------         -----
      Net investment income (loss)     518        (1,532)          (98)
                                 ---------     ---------         -----
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........          56,824        38,852           160
 Realized net gain (loss) from foreign
   currency transactions .             ---           ---           ---
 Realized net gain on forward
   currency contracts ....             ---           ---           ---
                                 ---------      --------         -----
   Realized net gain (loss)
    on investments  ......          56,824        38,852           160
                                 ---------      --------         -----
 Unrealized appreciation (depreciation)
   in value of securities during the
   period ................         (81,295)      (64,193)         (914)
 Unrealized appreciation from
   translation of assets and
   liabilities in foreign currencies   ---           ---           ---
                                 ---------      --------         -----
   Unrealized appreciation
    (depreciation)  ......         (81,295)      (64,193)         (914)
                                 ---------      --------         -----
    Net gain (loss) on investments (24,471)      (25,341)         (754)
                                 ---------      --------         -----
      Net increase (decrease) in net
       assets resulting from
       operations  .......        $(23,953)     $(26,873)        $(852)
                                 =========      ========         =====
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1998
(In Thousands)               International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
Investment Income (Loss)      ------------   -----------   -----------
 Income (Note 1B):
   Interest and amortization       $   121          $363         $ 586
   Dividends .............             763            48           ---
                                  --------          ----          ----
    Total income  ........             884           411           586
                                  --------          ----          ----
 Expenses (Notes 2 and 3):
   Distribution fees - Class B         338            82            66
   Investment management fee           366            89            50
   Service fee - Class B..             108            27            22
   Transfer agency and dividend
    disbursing - Class B               115            26            23
   Registration fees .....              24            10            16
   Accounting services fee              15             5             5
   Custodian fees ........              65             4             2
   Audit fees ............               9             7             7
   Legal fees ............               1           ---           ---
   Amortization of prepaid
    registration fees  ...             ---           ---           ---
   Shareholder servicing fee -
    Class Y  .............             ---           ---           ---
   Distribution fees - Class Y           1           ---           ---
   Other .................              16             3             3
                                  --------          ----          ----
    Total expenses  ......           1,058           253           194
                                  --------          ----          ----
      Net investment income (loss)    (174)          158           392
                                  --------          ----          ----
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........           4,626           ---             5
 Realized net gain (loss) from foreign
   currency transactions .             (68)            1           ---
 Realized net gain on forward
   currency contracts ....             303           ---           ---
                                  --------          ----          ----
   Realized net gain (loss)
    on investments  ......           4,861             1             5
                                  --------          ----          ----
 Unrealized appreciation (depreciation)
   in value of securities during the
   period ................         (12,041)          (66)          268
 Unrealized appreciation from
   translation of assets and
   liabilities in foreign currencies     9           ---           ---
                                  --------          ----          ----
   Unrealized appreciation
    (depreciation)  ......         (12,032)          (66)          268
                                  --------          ----          ----
    Net gain (loss) on investments  (7,171)          (65)          273
                                  --------          ----          ----
      Net increase (decrease) in net
       assets resulting from
       operations  .......        $(7,345)          $ 93          $665
                                  ========          ====          ====

                            See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1998
(In Thousands)                        High     Municipal
                                    Income          Bond
                                      Fund          Fund
Investment Income (Loss)      ------------   -----------
 Income (Note 1B):
   Interest and amortization      $    652        $1,107
   Dividends .............             ---           ---
                                  --------        ------
    Total income  ........             652         1,107
                                  --------        ------
 Expenses (Notes 2 and 3):
   Distribution fees - Class B          59           149
   Investment management fee            51           111
   Service fee - Class B..              20            50
   Transfer agency and dividend
    disbursing - Class B                18            27
   Registration fees .....              20            16
   Accounting services fee               5            10
   Custodian fees ........               2             2
   Audit fees ............               4             7
   Legal fees ............             ---           ---
   Amortization of prepaid
    registration fees  ...              11           ---
   Shareholder servicing fee -
    Class Y  .............             ---           ---
   Distribution fees - Class Y         ---           ---
   Other .................               2             9
                                  --------        ------
    Total expenses  ......             192           381
                                  --------        ------
      Net investment income (loss)     460           726
                                  --------        ------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........            (247)          856
 Realized net gain (loss) from foreign
   currency transactions .             ---           ---
 Realized net gain on forward
   currency contracts ....             ---           ---
                                  --------        ------
   Realized net gain (loss)
    on investments  ......            (247)          856
                                  --------        ------
 Unrealized appreciation (depreciation)
   in value of securities during the
   period ................          (1,556)           19
 Unrealized appreciation from
   translation of assets and
   liabilities in foreign currencies   ---           ---
                                  --------        ------
   Unrealized appreciation
    (depreciation)  ......         (1,556)            19
                                  --------        ------
    Net gain (loss) on investments (1,803)           875
                                  --------        ------
      Net increase (decrease) in net
       assets resulting from operations $(1,343)  $1,601
                                  ========        ======
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended SEPTEMBER 30, 1998
(Dollars In Thousands)               Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income
    (loss)  ..............        $    518     $  (1,532)      $   (98)
   Realized net gain (loss)
    on investments  ......          56,824        38,852           160
   Unrealized appreciation
    (depreciation)  ......         (81,295)      (64,193)         (914)
                                  --------      --------       -------
    Net increase (decrease) in net
      assets resulting from operations (23,953)  (26,873)         (852)
                                  --------      --------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income:
    Class B  .............             ---           ---           ---
    Class Y  .............             ---           ---           ---
   From realized net gain on
    investment transactions:
    Class B  .............             ---           ---           ---
    Class Y  .............             ---           ---           ---
                                  --------      --------       -------
                                       ---           ---           ---
                                  --------      --------       -------
 Capital share transactions
   (Note 6) ..............          (4,661)        2,076         8,223
                                  --------      --------       -------
   Total increase (decrease)       (28,614)     (24,797)         7,371
Net Assets
 Beginning of period  ....         473,913       330,147         7,615
                                  --------      --------       -------
 End of period  ..........        $445,299      $305,350       $14,986
                                  ========      ========       =======
 Undistributed net
   investment income (loss)           $518       $(1,532)        $(98)
                                      ====      ========          ====

                 *See "Financial Highlights" on pages 68 - 82.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended SEPTEMBER 30, 1998
(Dollars In Thousands)       International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
                             -------------   -----------   -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income
    (loss)  ..............         $  (174)      $   158       $   392
   Realized net gain (loss)
    on investments  ......           4,861             1             5
   Unrealized appreciation
    (depreciation)  ......         (12,032)          (66)          268
                                   -------       -------       -------
    Net increase (decrease) in net assets
      resulting from operations     (7,345)           93           665
                                   -------       -------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income:
    Class B  .............             ---          (158)         (387)
    Class Y  .............             ---            (3)           (5)
   From realized net gain on
    investment transactions:
    Class B  .............             ---           ---           ---
    Class Y  .............             ---           ---           ---
                                   -------       -------       -------
                                       ---          (161)         (392)
                                   -------       -------       -------
 Capital share transactions
   (Note 6) ..............          (4,484)        5,141           293
                                   -------       -------       -------
   Total increase (decrease)       (11,829)         5,073          566
Net Assets
 Beginning of period  ....          87,460        19,640        18,332
                                   -------       -------       -------
 End of period  ..........         $75,631       $24,713       $18,898
                                   =======       =======       =======
 Undistributed net
   investment income (loss)          $(242)          $ 23         $---
                                     =====          ====          ====

                 *See "Financial Highlights" on pages 68 - 82.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended SEPTEMBER 30, 1998
(Dollars In Thousands)                High     Municipal
                                    Income          Bond
                                      Fund          Fund
                              ------------   -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income
    (loss)  ..............         $   460       $   726
   Realized net gain (loss)
    on investments  ......            (247)          856
   Unrealized appreciation
    (depreciation)  ......          (1,556)           19
                                   -------       -------
    Net increase (decrease) in net assets
      resulting from operations     (1,343)        1,601
                                   -------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............           (460)          (726)
    Class Y  .............             ---           ---
   From realized net gain on
    investment transactions
    Class B  .............             ---           ---
    Class Y  .............             ---           ---
                                   -------       -------
                                      (460)         (726)
                                   -------       -------
 Capital share transactions
   (Note 6) ..............           9,161          (806)
                                   -------       -------
   Total increase (decrease)         7,358            69
Net Assets
 Beginning of period  ....          11,812        40,023
                                   -------       -------
 End of period  ..........         $19,170       $40,092
                                   =======       =======
 Undistributed net
   investment income (loss)           $---          $---
                                      ====          ====

                 *See "Financial Highlights" on pages 68 - 82.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1998
(In Thousands)                       Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............        $   (903)     $ (2,823)       $  (42)
   Realized net gain (loss)
    on investments  ......          22,549        24,170          (145)
   Unrealized appreciation         108,013       106,888         1,239
                                  --------      --------        ------
    Net increase in net assets
      resulting from operations    129,659       128,235         1,052
                                  --------      --------        ------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---           ---           ---
    Class Y  .............             ---           ---           ---
   From realized net gain on
    investment transactions
    Class B  .............         (14,304)      (12,537)          ---
    Class Y  .............             (26)          (22)          ---
                                  --------      --------        ------
                                   (14,330)      (12,559)          ---
                                  --------      --------        ------
 Capital share transactions
   (Note 6) ..............          40,627        16,119         6,563
                                  --------      --------        ------
   Total increase ........         155,956       131,795         7,615
Net Assets
 Beginning of period  ....         317,957       198,352           ---
                                  --------      --------        ------
 End of period  ..........        $473,913      $330,147        $7,615
                                  ========      ========        ======
 Undistributed net
   investment income (loss)           $---          $---          $---
                                      ====          ====          ====

                 *See "Financial Highlights" on pages 68 - 82.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1998
(In Thousands)               International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
                             -------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............         $  (556)      $   320       $   825
   Realized net gain (loss)
    on investments  ......           5,845         1,492           (66)
   Unrealized appreciation          16,677         1,660           500
                                   -------       -------       -------
    Net increase in net assets
      resulting from operations     21,966         3,472         1,259
                                   -------       -------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---          (318)         (818)
    Class Y  .............             ---            (5)           (8)
   From realized net gain on
    investment transactions
    Class B  .............          (7,173)         (681)          ---
    Class Y  .............             (30)           (8)          ---
                                   -------       -------       -------
                                    (7,203)       (1,012)         (826)
                                   -------       -------       -------
 Capital share transactions
   (Note 6) ..............          21,998         3,666            24
                                   -------       -------       -------
   Total increase ........          36,761         6,126           457
Net Assets
 Beginning of period  ....          50,699        13,514        17,875
                                   -------       -------       -------
 End of period  ..........         $87,460       $19,640       $18,332
                                   =======       =======       =======
 Undistributed net
   investment income (loss)           $---           $25          $---
                                      ====       =======          ====

                 *See "Financial Highlights" on pages 68 - 82.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1998
(In Thousands)                        High     Municipal
                                    Income          Bond
                                      Fund          Fund
                              ------------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............         $   225       $ 1,527
   Realized net gain (loss)
    on investments  ......              57           422
   Unrealized appreciation             506         2,048
                                   -------       -------
    Net increase in net assets
      resulting from operations        788         3,997
                                   -------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............            (225)       (1,527)
    Class Y  .............             ---           ---
   From realized net gain on
    investment transactions
    Class B  .............             ---           ---
    Class Y  .............             ---           ---
                                   -------       -------
                                      (225)       (1,527)
                                   -------       -------
 Capital share transactions
   (Note 6) ..............          11,249           934
                                   -------       -------
   Total increase ........          11,812         3,404
Net Assets
 Beginning of period  ....             ---        36,619
                                   -------       -------
 End of period  ..........         $11,812       $40,023
                                   =======       =======
 Undistributed net
   investment income .....            $---          $---
                                      ====          ====

                 *See "Financial Highlights" on pages 68 - 82.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFTOTAL RETURN FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                    For the
                        six
                     monthsFor the fiscal year ended March 31,
                      ended-----------------------------------------
                    9/30/98    1998   1997    1996   1995    1994
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $12.24  $ 9.09  $8.17   $6.37  $6.00   $5.54
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment income
   (loss)...........   0.01   (0.02) (0.01)  (0.01) (0.00)  (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.64)   3.56    .98    1.84   0.37    0.47
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......  (0.63)   3.54   0.97    1.83   0.37    0.46
                      -----   -----  -----   -----  -----   -----
Less distribution
 from capital gains   (0.00) (0.39)  (0.05) (0.03)  (0.00)  (0.00)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  .... $11.61  $12.24  $9.09   $8.17  $6.37   $6.00
                     ======  ======  =====  ======  =====   =====
Total return .......  -5.15%  39.57% 11.93%  28.75%  6.17%   8.31%
Net assets, end of
 period (000
 omitted)  .........$444,207$472,970$317,453$208,233$104,691$61,735
Ratio of expenses
 to average net
 assets  ...........   1.93%** 1.92%  1.95%   1.99%  2.05%   2.16%
Ratio of net investment income
 (loss) to average
 net assets  .......   0.22%**-0.23% -0.17%  -0.11% -0.04%  -0.12%
Portfolio turnover
 rate  .............  15.51%  36.94% 26.23%  16.78% 16.60%  17.31%

 *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFTOTAL RETURN FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                    For the
                        six For the fiscal year     For the
                     months ended March 31,              period from
                      ended-----------------             12/29/95**
                    9/30/98    1998   1997        to 3/31/96
                   -----------------------        --------------------
Net asset value,
 beginning of
 period  ........... $12.46  $ 9.18  $8.19          $7.66
                     ------  ------  -----          -----
Income from investment
 operations:
 Net investment
   income...........   0.05    0.05    .02           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.65)   3.62   1.02           0.51
                     ------  ------  -----          -----
Total from investment
 operations  .......  (0.60)   3.67   1.04           0.53
                     ------  ------  -----          -----
Less distribution from
 capital gains  ....  (0.00)  (0.39) (0.05)         (0.00)
                     ------  ------  -----          -----
Net asset value,
 end of period  .... $11.86  $12.46  $9.18          $8.19
                     ======  ======  =====          =====
Total return .......  -4.78%  40.63% 12.69%          6.92%
Net assets, end of
 period (000
 omitted) .......... $1,092    $943   $504            $87
Ratio of expenses
 to average net
 assets  ...........   1.17%***1.20%  1.18%          0.96%***
Ratio of net investment
 income to average
 net assets  .......   1.01%***0.50%  0.65%          1.04%***
Portfolio turnover
 rate  .............  15.51%  36.94% 26.23%         16.78%***

   *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFGROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                    For the
                        six
                     monthsFor the fiscal year ended March 31,
                      ended-----------------------------------------
                    9/30/98    1998   1997    1996   1995    1994
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $14.29  $ 9.08 $10.50  $ 8.45  $7.04   $5.84
                     ------  ------ ------  ------  -----   -----
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.07)  (0.13) (0.03)  (0.01)  0.00   (0.02)
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.10)   5.91  (1.09)   2.25   1.58    1.38
                     ------  ------ ------  ------  -----   -----
Total from investment
 operations  .......  (1.17)   5.78  (1.12)   2.24   1.58    1.36
                     ------  ------ ------  ------  -----   -----
Less distribution
 from capital gains   (0.00) (0.57)  (0.30) (0.19)  (0.17)  (0.16)
                     ------  ------ ------  ------  -----   -----
Net asset value,
 end of period  .... $13.12  $14.29 $ 9.08  $10.50  $8.45   $7.04
                     ======  ====== ======  ====== ======  ======
Total return .......  -8.16%  65.37%-10.97%  26.57% 22.61%  23.16%
Net assets, end of period
  (000 omitted)  ...$304,636$329,514$198,088$202,557$100,683$43,524
Ratio of expenses
 to average net
 assets  ...........   2.10%** 2.13%  2.12%   2.14%  2.23%   2.34%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.92%**-1.12% -0.27%  -0.25%  0.01%  -0.97%
Portfolio turnover
 rate ..............  25.92%  33.46% 37.20%  31.84% 56.30%  69.12%

   *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFGROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                    For the
                        six For the fiscal year     For the
                     months ended March 31,              period from
                      ended -----------------     12/29/95**
                    9/30/98    1998   1997        to 3/31/96
                   -----------------------        --------------------
Net asset value,
 beginning of
 period  ........... $14.55  $ 9.16 $10.52         $10.11
                     ------  ------ ------         ------
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.01)  (0.03)  0.01           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.13)   5.99  (1.07)          0.39
                     ------  ------ ------         ------
Total from investment
 operations  .......  (1.14)   5.96  (1.06)          0.41
                     ------  ------ ------         ------
Less distribution
 from capital gains   (0.00) (0.57)  (0.30)         (0.00)
                     ------  ------ ------         ------
Net asset value,
 end of period  .... $13.41  $14.55 $ 9.16         $10.52
                     ======  ====== ======         ======
Total return .......  -7.80%  66.78%-10.37%          4.11%
Net assets, end of
 period (000
 omitted) ..........   $714    $633   $264             $1
Ratio of expenses
 to average net
 assets  ...........   1.27%***1.30%  1.17%          1.17%***
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.09%***-0.30% 0.31%          0.78%***
Portfolio turnover
 rate  .............  25.92%  33.46% 37.20%         31.84%***

   *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFSCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the        For the
                                six       period from
                             months       7/31/97*
                              ended             to
                            9/30/98        3/31/98
                           ------------   --------------
Net asset value,
 beginning of period         $12.01         $10.00
                             ------         ------
Income from investment
 operations:
 Net investment
   loss ............          (0.08)         (0.07)
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.45)          2.08
                             ------         ------
Total from investment
 operations  .......          (0.53)          2.01
                             ------         ------
Net asset value,
 end of period .....         $11.48         $12.01
                             ======         ======
Total return .......          -4.41%         20.10%
Net assets, end of
 period (000
 omitted)  .........        $14,984         $7,615
Ratio of expenses
 to average net
 assets ............           3.09%**        3.20%**
Ratio of net investment
 loss to average net
 assets ............          -1.72%**       -1.66%**
Portfolio
 turnover rate .....          28.45%         26.64%

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFSCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                           For the
                                          period from
                                           6/9/98*
                                                to
                                           9/30/98
                                          --------------
Net asset value,
 beginning of period                        $12.20
                                            ------
Income from investment
 operations:
 Net investment
   loss ............                         (0.01)
 Net realized and
   unrealized loss
   on investments ..                         (0.68)
                                            ------
Total from investment
 operations  .......                         (0.69)
                                            ------
Net asset value,
 end of period .....                        $11.51
                                            ======
Total return .......                         -4.16%
Net assets, end of
 period (000
 omitted)  .........                            $2
Ratio of expenses
 to average net
 assets ............                          1.83%**
Ratio of net investment
 loss to average net
 assets ............                         -0.61%**
Portfolio
 turnover rate .....                         28.45%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFINTERNATIONAL GROWTH FUND*
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six
                     monthsFor the fiscal year ended March 31,
                      ended-----------------------------------------
                    9/30/98    1998   1997    1996   1995    1994
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $15.04  $12.40  $9.94   $9.36  $9.37   $9.68
                     ------  ------ ------  ------  -----   -----
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.03)  (0.10) (0.03)   0.08   0.36    0.34
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.40)   4.12   2.50    0.63  (0.01)  (0.31)
                     ------  ------ ------  ------  -----   -----
Total from investment
 operations  .......  (1.43)   4.02   2.47    0.71   0.35    0.03
                     ------  ------ ------  ------  -----   -----
Less distributions:
 Declared from net
   investment income  (0.00) (0.00)  (0.01) (0.11)  (0.36)  (0.26)
 From capital gains   (0.00) (1.38)  (0.00) (0.00)  (0.00)  (0.00)
 In excess of net
   investment income  (0.00) (0.00)  (0.00) (0.02)  (0.00)  (0.00)
 Tax-basis return of
   capital..........  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.08)
                     ------  ------ ------  ------  -----   -----
Total distributions.  (0.00)  (1.38) (0.01)  (0.13) (0.36)  (0.34)
                     ------  ------ ------  ------  -----   -----
Net asset value,
 end of period  .... $13.61  $15.04 $12.40   $9.94  $9.36   $9.37
                     ======  ====== ======  ======  =====   =====
Total return .......  -9.51%  35.24% 24.85%   7.64%  3.84%   0.33%
Net assets, end of
 period (000
 omitted)  .........$75,173 $87,041$50,472 $20,874$11,188 $10,282
Ratio of expenses
 to average net
 assets  ...........   2.34%** 2.35%  2.46%   2.50%  2.29%   2.24%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.39%**-0.82% -0.52%   0.63%  3.87%   3.56%
Portfolio turnover
 rate  .............  43.60% 105.11% 94.76%  88.55% 13.33%  34.90%
 *International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFINTERNATIONAL GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the     For the
                        six   fiscal year           For the
                     months ended March 31,              period from
                      ended -----------------     12/29/95*
                    9/30/98    1998   1997        to 3/31/96
                --------------------------        --------------------
Net asset value,
 beginning of
 period  ........... $15.35  $12.52  $9.95          $9.70
                     ------  ------ ------         ------
Income from investment
 operations:
 Net investment income 0.03   0.01    0.02           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.43)   4.20   2.56           0.23
                     ------  ------ ------         ------
Total from investment
 operations  .......  (1.40)   4.21   2.58           0.25
                     ------  ------ ------         ------
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.01)         (0.00)
 From capital gains   (0.00) (1.38)  (0.00)         (0.00)
                     ------  ------ ------         ------
Total distributions   (0.00) (1.38)  (0.01)         (0.00)
                     ------  ------ ------         ------
Net asset value,
 end of period  .... $13.95  $15.35 $12.52          $9.95
                     ======  ====== ======         ======
Total return .......  -9.12%  36.45% 25.93%          2.58%
Net assets, end of
 period (000
 omitted) ..........   $458    $419   $227             $7
Ratio of expenses
 to average net
 assets  ...........   1.48%** 1.51%  1.59%          1.84%**
Ratio of net investment
 income to average
 net assets  .......   0.40%** 0.07%  0.05%          1.07%**
Portfolio turnover
 rate  .............  43.60% 105.11% 94.76%         88.55%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                    For the     For the            period
                        six  fiscal year             from
                     monthsended March 31,        4/20/95*
                      ended----------------            to
                    9/30/98    1998   1997        3/31/96
                   -------------------------      ---------
Net asset value,
 beginning of period $11.42  $9.73  $10.15         $10.00
                     ------  ------ ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.08    0.21   0.23           0.16
 Net realized and
   unrealized gain (loss)
   on investments...  (0.01)   2.16  (0.30)          0.14
                     ------  ------ ------         ------
Total from investment
 operations ........   0.07    2.37  (0.07)          0.30
                     ------  ------ ------         ------
Less distributions:
 From net investment
   income...........  (0.08)  (0.22) (0.21)         (0.15)
 From capital gains   (0.00)  (0.46) (0.14)         (0.00)
                     ------  ------ ------         ------
Total distributions   (0.08)  (0.68) (0.35)         (0.15)
                     ------  ------ ------         ------
Net asset value,
 end of period ..... $11.41  $11.42  $9.73         $10.15
                     ======  ====== ======         ======
Total return .......   0.62%  24.94% -0.86%          3.00%
Net assets, end of
 period (000
 omitted)  .........$24,443 $19,415$13,398        $13,221
Ratio of expenses
 to average net
 assets ............   2.30%** 2.44%  2.52%          2.54%**
Ratio of net investment
 income to average net
 assets ............   1.43%** 2.02%  2.21%          2.14%**
Portfolio
 turnover rate .....  97.83% 220.67%109.92%         75.02%

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        sixFor the fiscal year      For the
                     monthsended March 31,        period from
                      ended----------------       12/29/95*
                    9/30/98    1998   1997        to 3/31/96
                    -----------------------       ------------
Net asset value,
 beginning of
 period  ........... $11.43   $9.73 $10.16         $10.23
                      -----   ----- ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.13    0.31   0.27           0.07
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.01)   2.16  (0.26)         (0.08)
                      -----   ----- ------         ------
Total from investment
 operations  .......   0.12    2.47   0.01          (0.01)
                      -----   ----- ------         ------
Less distributions:
 From net investment
   income ..........  (0.13)  (0.31) (0.30)         (0.06)
 From capital gains   (0.00) (0.46)  (0.14)         (0.00)
                      -----   ----- ------         ------
Total distributions   (0.13) (0.77)  (0.44)         (0.06)
                      -----   ----- ------         ------
Net asset value,
 end of period  .... $11.42  $11.43  $9.73         $10.16
                     ======  ====== ======         ======
Total return .......   1.04%  26.06%  0.05%         -0.25%
Net assets, end of
 period (000
 omitted) ..........   $270    $225   $116             $1
Ratio of expenses
 to average net
 assets  ...........   1.46%** 1.58%  1.61%          1.95%**
Ratio of net investment
 income to average
 net assets  .......   2.27%** 2.90%  2.97%          2.34%**
Portfolio turnover
 rate  .............  97.83% 220.67%109.92%         75.02%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFLIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six
                     monthsFor the fiscal year ended March 31,
                      ended-----------------------------------------
                    9/30/98    1998   1997    1996   1995    1994
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $10.14   $9.90 $10.00  $ 9.70  $9.84  $10.06
                     ------  ------ ------  ------  -----  ------
Income from investment
 operations:
 Net investment
   income ..........   0.22    0.45   0.44    0.41   0.39    0.35
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.15    0.24  (0.09)   0.30  (0.13)  (0.20)
                     ------  ------ ------  ------  -----  ------
Total from investment
 operations  .......   0.37    0.69   0.35    0.71   0.26    0.15
                     ------  ------ ------  ------  -----  ------
Less distributions:
 Declared from net
   investment income  (0.22) (0.45)  (0.44) (0.41)  (0.39)  (0.35)
 From capital gains   (0.00) (0.00)  (0.01) (0.00)  (0.01)  (0.02)
                     ------  ------ ------  ------  -----  ------
Total distributions   (0.22) (0.45)  (0.45) (0.41)  (0.40)  (0.37)
                     ------  ------ ------  ------  -----  ------
Net asset value,
 end of period  .... $10.29  $10.14  $9.90  $10.00  $9.70  $ 9.84
                     ======  ====== ======  ======  =====  ======
Total return .......   3.74%   7.15%  3.52%   7.41%  2.73%   1.41%
Net assets, end of
 period (000
 omitted)  .........$18,672 $18,148$17,770 $23,682$12,419 $11,671
Ratio of expenses
 to average net
 assets  ...........   2.18%*  2.12%  2.07%   2.10%  2.17%   2.14%
Ratio of net investment
 income to average
 net assets ........   4.38%*  4.52%  4.40%   4.14%  4.05%   3.41%
Portfolio turnover
 rate  .............  17.73%  27.37% 23.05%  22.08% 29.20%  25.90%

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFLIMITED-TERM BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the     For the
                        six   fiscal year           For the
                     monthsended March 31,        period from
                      ended-----------------      12/29/95*
                    9/30/98    1998   1997        to 3/31/96
                   -----------------------        ----------
Net asset value,
 beginning of
 period  ........... $10.14   $9.90 $10.00         $10.16
                     ------  ------ ------         ------
Income from investment
 operations:
 Net investment
   income...........   0.27    0.53   0.52           0.11
 Net realized and
   unrealized gain (loss)
   on investments ..   0.15    0.24  (0.09)         (0.16)
                     ------  ------ ------         ------
Total from investment
 operations  .......   0.42    0.77   0.43          (0.05)
                     ------  ------ ------         ------
Less distributions:
 From net investment
   income ..........  (0.27)  (0.53) (0.52)         (0.11)
 From capital gains   (0.00) (0.00)  (0.01)         (0.00)
                     ------  ------ ------         ------
Total distributions   (0.27) (0.53)  (0.53)         (0.11)
                     ------  ------ ------         ------
Net asset value,
 end of period  .... $10.29  $10.14  $9.90         $10.00
                     ======  ====== ======         ======
Total return .......   4.19%   7.91%  4.33%         -0.49%
Net assets, end of
 period (000
 omitted) ..........   $226    $184   $105             $1
Ratio of expenses
 to average net
 assets  ...........   1.32%** 1.32%  1.04%          1.18%**
Ratio of net investment
 income to average
 net assets  .......   5.24%** 5.32%  5.62%          4.70%**
Portfolio turnover
 rate  .............  17.73%  27.37% 23.05%         22.08%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFHIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                    For the        For the
                        six        period from
                     months        7/31/97*
                      ended             to
                    9/30/98         3/31/98
                  ---------        ---------
Net asset value,
 beginning of period $10.79         $10.00
                     ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.31           0.37
 Net realized and
   unrealized gain (loss)
   on investments...  (1.06)          0.79
                     ------         ------
Total from investment
 operations ........  (0.75)          1.16
                     ------         ------
Less distributions:
 Declared from net
   investment income  (0.31)         (0.37)
 From capital gains   (0.00)         (0.00)
                     ------         ------
Total distributions   (0.31)         (0.37)
                     ------         ------
Net asset value,
 end of period .....  $9.73         $10.79
                     ======         ======
Total return .......  -7.11%         11.77%
Net assets, end of
 period (000
 omitted)  .........$19,170        $11,812
Ratio of expenses
 to average net
 assets ............   2.45%**        2.52%**
Ratio of net investment
 income to average net
 assets ............   5.87%**        5.98%**
Portfolio
 turnover rate .....  30.35%         67.82%

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFMUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six
                     monthsFor the fiscal year ended March 31,
                      ended-----------------------------------------
                    9/30/98    1998   1997    1996   1995    1994
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $11.45  $10.74 $10.63  $10.30 $10.12  $10.53
                     ------  ------ ------  ------ ------  ------
Income from investment
 operations:
 Net investment
   income ..........   0.21    0.44   0.45    0.43   0.44    0.39
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.26    0.71   0.11    0.33   0.18   (0.28)
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......   0.47    1.15   0.56    0.76   0.62    0.11
                     ------  ------ ------  ------ ------  ------
Less distributions:
 Declared from net
   investment income  (0.21) (0.44)  (0.45) (0.43)  (0.44)  (0.39)
 From capital gains   (0.00) (0.00)  (0.00) (0.00)  (0.00)  (0.13)
                     ------  ------ ------  ------ ------  ------
Total distributions   (0.21) (0.44)  (0.45) (0.43)  (0.44)  (0.52)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $11.71  $11.45 $10.74  $10.63 $10.30  $10.12
                     ======  ====== ======  ====== ======  ======
Total return .......   4.16%  10.89%  5.32%   7.48%  6.37%   0.76%
Net assets, end of
 period (000
 omitted)  .........$40,092 $40,023$36,618 $33,869$27,434 $24,960
Ratio of expenses
 to average net
 assets  ...........   1.92%*  1.89%  1.92%   1.93%  1.94%   1.98%
Ratio of net investment
 income to average
 net assets  .......   3.67%*  3.94%  4.18%   4.05%  4.41%   3.62%
Portfolio turnover
 rate  .............  32.27%  27.86% 34.72%  42.02% 56.92%  18.93%

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OFMUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                ForFor the
                                the fiscal          For the
                             period   year        period from
                              ended  ended        12/29/95*
                           6/23/97**3/31/97       to 3/31/96
                           -----------------      ------------
Net asset value,
 beginning of
 period  ...........         $10.74 $10.63         $10.94
                             ------ ------         ------
Income from investment
 operations:
 Net investment
   income...........           0.10   0.52           0.12
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.29   0.11          (0.31)
                             ------ ------         ------
Total from investment
 operations  .......           0.39   0.63          (0.19)
                             ------ ------         ------
Less dividends declared from
 net investment income        (0.10)  (0.52)        (0.12)
                             ------ ------         ------
Net asset value,
 end of period  ....         $11.03 $10.74         $10.63
                             ====== ======         ======
Total return .......           3.22%  5.96%         -1.80%
Net assets, end of
 period (000
 omitted) ..........             $0     $1             $1
Ratio of expenses
 to average net
 assets  ...........           4.95%***1.28%         1.18%***
Ratio of net investment
 income to average
 net assets  .......           4.12%***4.83%         4.33%***
Portfolio turnover
 rate  .............          27.86%***34.72%       42.02%***

  *Commencement of operations.
 **All outstanding shares were redeemed on June 23, 1997 at the ending net asset value shown in the table.
***Annualized.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

Note 1 - Significant Accounting Policies

     Waddell & Reed Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues eight series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and
     asked prices quoted by major dealers in such stocks.   Restricted
     securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 5 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

     The Corporation was incorporated in Maryland on January 29, 1992 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until September 21, 1992 (the date of the initial public offering). The original Corporation consisted of five mutual funds - Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund.

     On April 24, 1992, Waddell & Reed, Inc. ("W&R"), the Corporation's principal distributor and underwriter, purchased for investment 2,000 shares of each series of the original Corporation at their net asset value of $10.00 per share.

     The Corporation's organizational expenses in the amount of $162,960 were advanced to the Corporation by W&R and were an obligation to be paid by the original mutual funds. These expenses were amortized evenly over the 60-month period following the date of the initial public offering.

     Asset Strategy Fund was established in Maryland on January 31, 1995 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until April 20, 1995 (the date of the initial public offering).

     Asset Strategy Fund's organizational expenses in the amount of $759 were advanced to the Corporation by W&R and are an obligation to be paid by it. These expenses are being amortized and are payable evenly over 60 months following the date of the initial public offering. During the period ended September 30, 1998, Asset Strategy Fund paid $76 in organizational expenses.

     Science and Technology Fund and High Income Fund were established in Maryland and were inactive (except for matters relating to their organization and registration as investment companies under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until July 31, 1997 (the date of the initial public offering).

     Science and Technology Fund and High Income Fund's registration expenses were advanced to the Corporation by W&R and are an obligation to be paid by it. These expenses were amortized evenly over the 12 months following the incurrence of the registration expenses.

NOTE 3 -- Investment Management And Payments To Affiliated Persons

     Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee computed on each Fund's net assets as of the close of business each day at the following annual rates: Total Return Fund - 0.71% of net assets, Growth Fund - 0.81% of net assets, Science and Technology Fund - 0.71% of net assets, International Growth Fund - 0.81% of net assets, Asset Strategy Fund - 0.81% of net assets, Limited-Term Bond Fund - 0.56% of net assets, High Income Fund -

0.66% of net assets and Municipal Bond Fund - 0.56% of net assets. The fee is accrued and paid daily.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level               Annual Fee
          (all dollars in millions)       Rate for Each Fund
          ------------------------       -------------------
          From $    0  to $   10                $      0
          From $   10  to $   25                $ 10,000
          From $   25  to $   50                $ 20,000
          From $   50  to $  100                $ 30,000
          From $  100  to $  200                $ 40,000
          From $  200  to $  350                $ 50,000
          From $  350  to $  550                $ 60,000
          From $  550  to $  750                $ 70,000
          From $  750  to $1,000                $ 85,000
               $1,000 and Over                  $100,000


     For Class B shares, each Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. For Class Y shares, each Fund pays WARSCO a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that Class for the preceding month. Each Fund also reimburses W&R, WRIMCO and WARSCO for certain out-of-pocket costs.

     The Corporation has adopted a 12b-1 plan for both Class B and Class Y shares. Under the Distribution and Service Plan for the Class B shares, W&R, principal underwriter and sole distributor of the Corporation's shares, is compensated in an amount calculated and payable daily up to 1% annually of each of the Fund's Class B average daily net assets. This fee consists of two elements: (i) up to 0.75% of the particular Fund's Class B net asset value for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% of the particular Fund's Class B net asset value may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended September 30, 1998, the Distributor received $3,754,042 in distribution fees and $1,264,662 in service fees. During this same period W&R paid sales commissions of $2,834,506.

     Under a Distribution and Service Plan for Class Y shares adopted by the Corporation pursuant to Rule 12b-1, with respect to each Fund, the Corporation pays W&R daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the particular Fund's Class Y net asset value. During the period ended September 30, 1998, the Distributor received $3,384 in 12b-1 payments on Class Y shares.

     For Class B shares, a contingent deferred sales charge may be assessed against a shareholder's redemption amount and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended September 30, 1998, the Distributor received $851,184 in deferred sales charges.

     The Corporation paid Directors' fees of $16,234, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

     Investment securities transactions for the period ended September 30, 1998 are summarized as follows:

                                   Total                   Science and
                                  Return         Growth     Technology
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ............... $54,553,776    $67,484,409     $6,480,872
Purchases of U.S. Government
 securities  ...............         ---            ---            ---
Purchases of short-term
 securities  ............... 934,758,092    493,255,724     24,145,658
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  .... 162,565,967     97,246,391      2,409,003
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---            ---            ---
Proceeds from maturities
 and sales of short-term
 securities  ............... 843,224,391    466,060,542     20,053,000

                           International          Asset       Limited-
                                  Growth       Strategy      Term Bond
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ............... $36,426,078    $10,453,694     $2,130,395
Purchases of U.S. Government
 securities  ...............         ---     11,182,324      1,503,792
Purchases of short-term
 securities  ...............  48,381,844     24,556,191      6,764,280
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....  50,164,524     16,081,084      1,608,513
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---      1,500,000      1,415,105
Proceeds from maturities
 and sales of short-term
 securities  ...............  39,748,857     24,586,921      7,255,334


                                    High      Municipal
                                  Income           Bond
                                    Fund           Fund
                             -----------     ----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ...............  $8,414,213    $12,515,416
Purchases of U.S. Government
 securities  ...............     529,062            ---
Purchases of short-term
 securities  ...............  14,462,145     15,864,817
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....   3,511,867     15,402,985
Proceeds from maturities
 and sales of U.S.
 Government securities  ....     540,000            ---
Proceeds from maturities
 and sales of short-term
 securities  ...............  10,903,190     14,947,405

     For Federal income tax purposes, cost of investments owned at September 30, 1998 and the related unrealized appreciation (depreciation) were as follows:

                                                             Aggregate
                                                          Appreciation
                            Cost AppreciationDepreciation(Depreciation)
                     ----------- -------------------------------------
Total Return Fund   $348,034,267 $105,050,326 $10,045,357  $95,004,969
Growth Fund          257,910,376   68,226,236  23,088,444   45,137,792
Science and Technology
 Fund                 14,597,015    1,849,018   1,523,745      325,273
International Growth
 Fund                 66,937,298   15,570,059   5,884,731    9,685,328
Asset Strategy Fund   23,017,569    1,332,690     239,571    1,093,119
Limited-Term Bond Fund18,081,302      457,514       6,894      450,620
High Income Fund      19,752,711      171,749   1,221,877  (1,050,128)
Municipal Bond Fund   37,333,109    2,494,297           0    2,494,297

NOTE 5 -- Federal Income Tax Matters

     For Federal income tax purposes, Total Return Fund, Growth Fund, International Growth Fund and High Income Fund realized capital gain net income of $22,548,354, $24,170,150, $6,155,683 and $57,036, respectively, during the year ended March 31, 1998. For Federal income tax purposes, Asset Strategy Fund realized capital gain net income of $1,270,152 during the year ended March 31, 1998, which included utilization of the remaining capital loss carryovers of $224,368. For Federal income tax purposes, Municipal Bond Fund realized capital gain net income of $321,347 during the year ended March 31, 1998, which included utilization of the remaining capital loss carryovers of $160,264. For Federal income tax purposes, Science and Technology Fund realized no net capital gains or losses for the year ended March 31, 1998, because of the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, Limited-Term Bond Fund realized capital losses of $66,217 during the year ended March 31, 1998, and these losses are available to offset future realized capital gain net income of the Fund through March 31, 2006. In addition, the Fund has loss carryovers of $88,346, which are available to offset future realized capital gain net income through March 31, 2005. A portion of the capital gain net income of Total Return Fund, Growth Fund, International Growth Fund and Asset Strategy Fund was paid to shareholders during the year ended March 31, 1998. Remaining capital gains of these Funds, as well as the capital gain net income of High Income Fund and Municipal Bond Fund, will be distributed to shareholders.

     Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1997 through March 31, 1998, Science and Technology Fund incurred net capital losses of $145,612, which have been deferred to the fiscal year ending March 31, 1999.

NOTE 6 -- Multiclass Operations

     Each Fund within the Corporation is authorized to offer two classes of shares, Class B and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a contingent deferred sales charge on redemptions and have separate fee structures for transfer agency and dividend disbursement services and Rule 12b-1 Service Plan fees. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the periods ended September 30, 1998 are summarized below. Dollar amounts are in thousands.

                              Total                 Science and
                             Return        Growth    Technology
                              Fund*         Fund*          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    4,520,848     2,894,030       732,497
 Class Y  ............       19,521        11,337           199
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          ---           ---           ---
 Class Y  ............          ---           ---           ---
Shares redeemed:
 Class B  ............   (4,909,774)   (2,737,099)      (60,968)
 Class Y  ............       (3,176)       (1,593)          ---
                          ---------     ---------       -------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............     (388,926)      156,931       671,529
 Class Y  ............       16,345         9,744           199
                          ---------     ---------       -------
   Total for Fund ....     (372,581)      166,675       671,728
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............      $55,338       $41,452        $8,959
 Class Y  ............          244           167             2
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          ---           ---           ---
 Class Y  ............          ---           ---           ---
Value redeemed:
 Class B  ............      (60,203)      (39,519)         (738)
 Class Y  ............          (40)          (24)          ---
                            -------       -------        ------
Increase (decrease) in outstanding
 capital:
 Class B  ............       (4,865)        1,933         8,221
 Class Y  ............          204           143             2
                            -------       -------        ------
    Total for Fund  ..      $(4,661)      $ 2,076        $8,223
                            =======       =======        ======

     * Share transactions prior to June 27, 1998 have been adjusted to effect the 100% stock dividend of June 26, 1998.

                      International         Asset      Limited-
                             Growth      Strategy     Term Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    1,199,200       626,906       446,286
 Class Y  ............        6,287         4,888         4,345
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          ---        13,900        36,999
 Class Y  ............          ---           255           533
Shares redeemed:
 Class B  ............   (1,463,447)     (199,412)     (458,822)
 Class Y  ............         (752)       (1,125)       (1,054)
                          ---------       -------       -------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............     (264,247)      441,394        24,463
 Class Y  ............        5,535         4,018         3,824
                          ---------       -------       -------
   Total for Fund ....     (258,712)      445,412        28,287
                          =========       =======       =======
Value issued from sale
 of shares:
 Class B  ............      $19,340        $7,254        $4,544
 Class Y  ............          103            57            44
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          ---           157           377
 Class Y  ............          ---             3             5
Value redeemed:
 Class B  ............      (23,914)       (2,317)       (4,666)
 Class Y  ............          (13)          (13)          (11)
                            -------        ------        ------
Increase (decrease) in outstanding
 capital:
 Class B  ............       (4,574)        5,094           255
 Class Y  ............           90            47            38
                            -------        ------        ------
    Total for Fund  ..      $(4,484)       $5,141        $  293
                            =======        ======        ======

                               High     Municipal
                             Income          Bond
                               Fund          Fund
                        -----------  ------------
Shares issued from sale
  of shares:
 Class B  ............    1,087,207       458,488
 Class Y  ............          ---           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       43,279        56,189
 Class Y  ............          ---           ---
Shares redeemed:
 Class B  ............     (255,956)     (585,137)
 Class Y  ............          ---           ---
                          ---------       -------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............      874,530       (70,460)
 Class Y  ............          ---           ---
                          ---------       -------
   Total for Fund ....      874,530       (70,460)
                          =========       =======
Value issued from sale
 of shares:
 Class B  ............      $11,315        $5,277
 Class Y  ............          ---           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          446           646
 Class Y  ............          ---           ---
Value redeemed:
 Class B  ............       (2,600)       (6,729)
 Class Y  ............          ---           ---
                            -------        ------
Increase (decrease) in outstanding
 capital:
 Class B  ............        9,161          (806)
 Class Y  ............          ---           ---
                            -------        ------
    Total for Fund  ..      $ 9,161        $ (806)
                            =======        ======


     Transactions in capital stock for the periods ended March 31, 1998 are summarized below. Dollar amounts are in thousands.

                              Total                 Science and
                             Return        Growth    Technology
                              Fund*         Fund*          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    8,798,324     4,436,662       688,314
 Class Y  ............       20,534        14,002           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............    1,341,224     1,109,352           ---
 Class Y  ............        2,410         1,880           ---
Shares redeemed:
 Class B  ............   (6,423,782)   (4,297,390)      (54,306)
 Class Y  ............       (2,200)       (1,180)          ---
                          ---------     ---------       -------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    3,715,766     1,248,624       634,008
 Class Y  ............       20,744        14,702           ---
                          ---------     ---------       -------
   Total for Fund ....    3,736,510     1,263,326       634,008
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............      $95,637       $50,812        $7,140
 Class Y  ............          226           159           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       14,277        12,519           ---
 Class Y  ............           26            21           ---
Value redeemed:
 Class B  ............      (69,514)      (47,378)         (577)
 Class Y  ............          (25)          (14)          ---
                            -------       -------        ------
Increase (decrease) in outstanding
 capital:
 Class B  ............       40,400        15,953         6,563
 Class Y  ............          227           166           ---
                            -------       -------        ------
    Total for Fund  ..      $40,627       $16,119        $6,563
                            =======       =======        ======

     * Share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

                      International         Asset      Limited-
                             Growth      Strategy     Term Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    2,054,848       605,147       569,831
 Class Y  ............        7,435         7,066         7,245
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      597,161        93,471        78,843
 Class Y  ............        2,503         1,199           757
Shares redeemed:
 Class B  ............     (934,627)     (375,975)     (653,746)
 Class Y  ............         (758)         (524)         (491)
                          ---------       -------       -------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    1,717,382       322,643        (5,072)
 Class Y  ............        9,180         7,741         7,511
                          ---------       -------       -------
   Total for Fund ....    1,726,562       330,384         2,439
                          =========       =======       =======
Value issued from sale
 of shares:
 Class B  ............      $27,026        $6,622        $5,744
 Class Y  ............           99            75            73
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............        7,166           996           795
 Class Y  ............           30            13             8
Value redeemed:
 Class B  ............      (12,313)       (4,034)       (6,591)
 Class Y  ............          (10)           (6)           (5)
                            -------        ------       -------
Increase (decrease) in outstanding
 capital:
 Class B  ............       21,879         3,584           (52)
 Class Y  ............          119            82            76
                            -------        ------        ------
    Total for Fund  ..      $21,998        $3,666        $   24
                            =======        ======        ======

                               High     Municipal
                             Income          Bond
                               Fund          Fund
                        -----------  ------------
Shares issued from sale
  of shares:
 Class B  ............    1,155,007       740,539
 Class Y  ............          ---           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       20,516       122,880
 Class Y  ............          ---           ---
Shares redeemed:
 Class B  ............      (80,656)     (779,193)
 Class Y  ............          ---           (97)
                          ---------     ---------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    1,094,867        84,226
 Class Y  ............          ---           (97)
                          ---------     ---------
   Total for Fund ....    1,094,867        84,129
                          =========     =========
Value issued from sale
 of shares:
 Class B  ............      $11,880        $8,274
 Class Y  ............          ---           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          215         1,377
 Class Y  ............          ---           ---
Value redeemed:
 Class B  ............         (846)       (8,716)
 Class Y  ............          ---            (1)
                            -------        ------
Increase (decrease) in outstanding
 capital:
 Class B  ............       11,249          935
 Class Y  ............          ---            (1)
                            -------        ------
    Total for Fund  ..      $11,249       $  934
                            =======        ======

Note 7 -- Stock Dividend

     The Corporation's Board of Directors approved on February 11, 1998 a stock dividend of 100% on both Waddell and Reed Total Return Fund and Waddell and Reed Growth Fund effected on June 26, 1998. All share and per share amounts have been adjusted retroactively to reflect the stock dividend.

INDEPENDENT AUDITORS' REPORT
The Board of Directors and Shareholders,
Waddell & Reed Funds, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Total Return Fund, Growth Fund, Science and Technology Fund, International Growth Fund, Asset Strategy Fund, Limited-Term Bond Fund, High Income Fund and Municipal Bond Fund (collectively the "Funds") comprising Waddell & Reed Funds, Inc. as of September 30, 1998, and the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the fiscal year ended March 31, 1998, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of each of the respective funds comprising Waddell & Reed Funds, Inc. as of September 30, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
November 6, 1998

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Birmingham, Alabama
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS
Robert L. Hechler, President
Michael L. Avery, Vice President
Abel Garcia, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Louise D. Rieke, Vice President
Grant P. Sarris, Vice President
Mark G. Seferovich, Vice President
W. Patrick Sterner, Vice President
Russell E. Thompson, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President


To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

WADDELL & REED FUNDS, INC.

Total Return Fund
Growth Fund
Science and Technology Fund
International Growth Fund
Asset Strategy Fund
Limited-Term Bond Fund
High Income Fund
Municipal Bond Fund



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FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

WRR3000SA(9-98)
printed on recycled paper